                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811-06465

                               -----------------

                          THE TRAVELERS SERIES TRUST
--------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

                                One Cityplace,
                         Hartford, Connecticut, 06103
--------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

            (Name and Address of Agent for         Copy to:
                       Service)
                 Elizabeth M. Forget        Robert N. Hickey, Esq.
                 ___________________       Sullivan & Worcester LLP
                      President              1666 K Street, N.W.
              The Travelers Series Trust    Washington, D.C. 20006
            260 Madison Avenue, 10th Floor
                  New York, NY 10006

      Registrant's telephone number, including area code: (800) 842-9406

Date of fiscal year end: October 31

Date of reporting period: January 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

THE TRAVELERS SERIES TRUST
AIM CAPITAL APPRECIATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
January 31, 2006
(Percentage of Net Assets)

SECURITY DESCRIPTION                                  SHARES     VALUE
--------------------------------------------------------------------------
COMMON STOCKS -- 99.1%

AEROSPACE & DEFENSE -- 2.3%

Boeing Co. (The)                                       37,500 $  2,561,625
General Dynamics Corp.                                 16,000    1,861,760
Precision Castparts Corp.                              27,000    1,348,650
                                                              ------------
                                                                 5,772,035
                                                              ------------
BANKS -- 1.4%
Bank of America Corp.                                  42,000    1,857,660
Kookmin Bank (ADR) *                                   22,100    1,762,254
                                                              ------------
                                                                 3,619,914
                                                              ------------
BEVERAGES -- 0.6%
PepsiCo, Inc.                                          26,934    1,540,086
                                                              ------------
BIOTECHNOLOGY -- 4.2%
Amgen, Inc. *                                          47,000    3,425,830
Genentech, Inc. *                                      13,871    1,191,796
Genzyme Corp. *                                        18,000    1,276,920
Gilead Sciences, Inc. *                                55,242    3,362,581
PDL BioPharma, Inc. *                                  46,600    1,358,390
                                                              ------------
                                                                10,615,517
                                                              ------------
CHEMICALS -- 0.8%
Monsanto Co.                                           24,500    2,072,945
                                                              ------------
COMMERCIAL SERVICES & SUPPLIES -- 0.9%
Robert Half International, Inc.                        65,091    2,377,774
                                                              ------------
COMMUNICATIONS EQUIPMENT -- 5.0%
Cisco Systems, Inc. *                                 205,000    3,806,850
Harris Corp.                                            9,413      437,046
Nokia Oyj (ADR)                                       183,000    3,363,540
QUALCOMM, Inc.                                        103,248    4,951,774
                                                              ------------
                                                                12,559,210
                                                              ------------
COMPUTERS & PERIPHERALS -- 5.0%
Apple Computer, Inc. *                                 91,703    6,924,493
Dell, Inc. *                                           62,847    1,842,046
EMC Corp. *                                           270,000    3,618,000
                                                              ------------
                                                                12,384,539
                                                              ------------
ELECTRICAL EQUIPMENT -- 1.7%
ABB Ltd. *                                            240,000    2,609,512
Matsushita Electric Industrial Co., Ltd. (ADR)         70,100    1,526,077
                                                              ------------
                                                                 4,135,589
                                                              ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.6%
Agilent Technologies, Inc. *                           44,891    1,522,254
                                                              ------------
ENERGY EQUIPMENT & SERVICES -- 3.8%
Baker Hughes, Inc.                                     32,000    2,478,080
Emerson Electric Co.                                   34,000    2,633,300
GlobalSantaFe Corp.                                    29,400    1,794,870
National-Oilwell Varco, Inc. *                         33,668    2,561,125
                                                              ------------
                                                                 9,467,375
                                                              ------------
FINANCIAL - DIVERSIFIED -- 6.1%
American Express Co.                                   23,575    1,236,509
Charles Schwab Corp. (The)                            200,000    2,958,000
Chicago Mercantile Exchange Holdings, Inc.              2,395    1,013,684
Franklin Resources, Inc.                               13,467    1,326,500
Goldman Sachs Group, Inc.                              24,690    3,487,462
Merrill Lynch & Co., Inc.                              35,261    2,647,043
--------------------------------------------------------------------------

                     See Notes to Schedule of Investments.

THE TRAVELERS SERIES TRUST
AIM CAPITAL APPRECIATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
January 31, 2006
(Percentage of Net Assets)

SECURITY DESCRIPTION                                    SHARES     VALUE
----------------------------------------------------------------------------
FINANCIAL - DIVERSIFIED - CONTINUED

SLM Corp.                                                44,220 $  2,474,551
                                                                ------------
                                                                  15,143,749
                                                                ------------
FOOD PRODUCTS -- 0.4%
Kellogg Co.                                              25,910    1,111,539
                                                                ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 4.3%
Alcon, Inc.                                              30,409    3,889,919
Medtronic, Inc.                                          32,000    1,807,040
St. Jude Medical, Inc. *                                 46,000    2,259,980
Varian Medical Systems, Inc. *                           46,028    2,771,346
                                                                ------------
                                                                  10,728,285
                                                                ------------
HEALTH CARE PROVIDERS & SERVICES -- 6.3%
Aetna, Inc.                                              56,500    5,469,200
Caremark Rx, Inc. *                                      69,836    3,442,915
Omnicare, Inc.                                           35,048    1,711,940
UnitedHealth Group, Inc.                                 21,000    1,247,844
WellPoint, Inc. *                                        50,000    3,840,000
                                                                ------------
                                                                  15,711,899
                                                                ------------
HOUSEHOLD DURABLES -- 2.2%
Garmin, Ltd.                                             22,445    1,396,303
Procter & Gamble Co.                                     68,535    4,059,328
                                                                ------------
                                                                   5,455,631
                                                                ------------
INDUSTRIAL - DIVERSIFIED -- 2.3%
Rockwell Automation, Inc.                                23,568    1,557,138
Textron, Inc.                                            48,668    4,110,499
                                                                ------------
                                                                   5,667,637
                                                                ------------
INSURANCE -- 3.8%
Allstate Corp. (The)                                     44,891    2,336,576
Assurant, Inc.                                           30,000    1,377,600
CIGNA Corp.                                              27,500    3,344,000
Millea Holdings, Inc. (ADR)                              18,100    1,736,876
Mitsui Sumitomo Insurance Co., Ltd. (ADR)                 5,800      713,450
                                                                ------------
                                                                   9,508,502
                                                                ------------
INTERNET & CATALOG RETAIL -- 1.6%
eBay, Inc. *                                             91,792    3,956,235
                                                                ------------
INTERNET SOFTWARE & SERVICES -- 3.8%
Google, Inc. *                                            9,500    4,115,875
McAfee, Inc. *                                           62,847    1,457,422
Yahoo!, Inc. *                                          113,540    3,898,964
                                                                ------------
                                                                   9,472,261
                                                                ------------
IT CONSULTING & SERVICES -- 0.8%
Electronic Data Systems Corp.                            42,000    1,057,980
Redback Networks Inc. *                                  48,795      822,196
                                                                ------------
                                                                   1,880,176
                                                                ------------
MACHINERY -- 2.3%
Caterpillar, Inc.                                        16,000    1,086,400
Komatsu Ltd. (ADR)                                       23,917    1,784,806
Oshkosh Truck Corp.                                      19,500      961,545
Parker Hannifin Corp.                                    26,934    2,040,789
                                                                ------------
                                                                   5,873,540
                                                                ------------
METALS & MINING -- 2.7%
BHP Billiton, Ltd. (ADR)                                 35,000    1,380,750
----------------------------------------------------------------------------

                     See Notes to Schedule of Investments.

THE TRAVELERS SERIES TRUST
AIM CAPITAL APPRECIATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
January 31, 2006
(Percentage of Net Assets)

SECURITY DESCRIPTION                                   SHARES     VALUE
---------------------------------------------------------------------------
METALS & MINING - CONTINUED

Companhia Vale do Rio Doce (ADR)                        35,912 $  1,841,208
Phelps Dodge Corp.                                      14,020    2,250,210
Rio Tinto Plc                                           26,000    1,328,263
                                                               ------------
                                                                  6,800,431
                                                               ------------
OIL & GAS -- 7.6%
Apache Corp.                                            26,934    2,034,325
ConocoPhillips                                          36,000    2,329,200
Devon Energy Corp.                                      35,912    2,449,558
ENSCO International, Inc.                               46,000    2,351,520
Newfield Exploration Co. *                              26,934    1,411,342
Occidental Petroleum Corp.                              34,000    3,322,140
Sunoco, Inc.                                            13,467    1,282,058
Valero Energy Corp.                                     62,847    3,923,538
                                                               ------------
                                                                 19,103,681
                                                               ------------
PHARMACEUTICALS -- 4.9%
Allergan, Inc.                                          12,500    1,455,000
Johnson & Johnson                                       54,000    3,107,160
Medicis Pharmaceutical Corp.                            37,407    1,156,250
Roche Holding AG                                        20,000    3,160,200
Teva Pharmaceutical Industries, Ltd. (ADR)              46,398    1,977,947
Wyeth                                                   28,856    1,334,590
                                                               ------------
                                                                 12,191,147
                                                               ------------
RETAIL - MULTILINE -- 1.6%
Federated Department Stores, Inc.                       38,000    2,531,940
J.C. Penney Co., Inc.                                   25,812    1,440,310
                                                               ------------
                                                                  3,972,250
                                                               ------------
RETAIL - SPECIALTY -- 7.1%
AnnTaylor Stores Corp. *                                40,401    1,346,162
Best Buy Co., Inc.                                      26,500    1,342,490
Chico's FAS, Inc. *                                     32,000    1,393,920
Harman International Industries, Inc.                   23,000    2,530,000
Home Depot, Inc. (The)                                  58,358    2,366,417
Office Depot, Inc. *                                   122,000    4,044,300
Target Corp.                                            42,500    2,326,875
Tiffany & Co.                                           61,949    2,335,477
                                                               ------------
                                                                 17,685,641
                                                               ------------
ROAD & RAIL -- 1.5%
Burlington Northern Santa Fe Corp.                      46,314    3,710,678
                                                               ------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 9.1%
Analog Devices, Inc.                                   115,000    4,573,550
ASML Holding N.V. *                                     92,000    2,078,280
Freescale Semiconductor, Inc. *                        142,000    3,585,500
Integrated Device Technology, Inc. *                    72,061    1,000,927
KLA-Tencor Corp.                                        29,179    1,516,724
Marvell Technology Group Ltd. *                         51,300    3,509,946
Microchip Technology, Inc.                             134,674    5,051,622
NVIDIA Corp. *                                          30,301    1,362,333
                                                               ------------
                                                                 22,678,882
                                                               ------------
SOFTWARE -- 4.0%
Amdocs, Ltd. *                                          78,080    2,514,176
Electronic Arts, Inc. *                                 40,401    2,205,087
Hyperion Solutions Corp. *                              30,000    1,032,300
Microsoft Corp.                                         92,000    2,589,800
---------------------------------------------------------------------------

                     See Notes to Schedule of Investments.

THE TRAVELERS SERIES TRUST
AIM CAPITAL APPRECIATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
January 31, 2006
(Percentage of Net Assets)

SECURITY DESCRIPTION                                   SHARES        VALUE
-------------------------------------------------------------------------------
SOFTWARE - CONTINUED

Red Hat, Inc. *                                          53,414 $    1,546,335
                                                                --------------
                                                                     9,887,698
                                                                --------------
TRADING COMPANIES & DISTRIBUTORS -- 0.4%
WESCO International, Inc. *                              20,342        974,992
                                                                --------------
Total Common Stocks
  (Cost $202,487,992)                                              247,582,092
                                                                --------------
SHORT-TERM INVESTMENT -- 2.2%
State Street Bank & Trust Co., Repurchase
  Agreement, dated 01/31/06 at 2.800% to be
  repurchased at $5,517,429 on 02/01/06
  collateralized by $4,095,000 U.S. Treasury Bond at
  8.130% due 08/15/19 with a value of $5,631,772
  (Cost -- $5,517,000)                               $5,517,000      5,517,000
                                                                --------------
TOTAL INVESTMENTS -- 101.3% (Cost
  $208,004,992#)                                                   253,099,092
Other Assets and Liabilities (Net) -- (1.3)%                        (3,332,476)
                                                                --------------
TOTAL NET ASSETS -- 100.0%                                      $  249,766,616
                                                                ==============

*   Non-income producing security.
# Aggregate cost for federal income tax purposes is substantially the same.

    ADR - American Depositary Receipt

    For information regarding the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent Annual Report.
------------------------------------------------------------------------------

                     See Notes to Schedule of Investments.

THE TRAVELERS SERIES TRUST
MFS TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
January 31, 2006
(Percentage of Net Assets)

                                                          PAR
SECURITY DESCRIPTION                                     AMOUNT       VALUE
-------------------------------------------------------------------------------
DOMESTIC BONDS & DEBT SECURITIES -- 11.4%

AEROSPACE & DEFENSE -- 0.5%
BAE Systems Holdings, Inc. 5.200%, due 08/15/15
  (144A) (a)                                          $  1,700,000 $  1,653,301
Boeing Capital Corp. 6.500%, due 02/15/12                1,663,000    1,783,167
Continental Airlines, Inc. 6.648%, due 09/15/17            978,918      971,260
Northrop Grumman Corp. 7.750%, due 02/15/31              1,395,000    1,759,585
Raytheon Co. 6.150%, due 11/01/08                          615,000      631,955
                                                                   ------------
                                                                      6,799,268
                                                                   ------------
ASSET-BACKED SECURITIES -- 0.2%
Capital One Auto Finance Trust 4.790%, due 01/15/09      1,296,643    1,294,505
Entergy Louisiana, Inc., Waterford 3 Secured Lease
  Obligation Bonds 8.090%, due 01/02/17                    712,313      752,667
Falcon Franchise Loan LLC 7.382%, due 05/05/10
  (144A) (a)                                               275,155      285,301
System Energy Resources, Inc., Secured Lease
  Obligation Bonds 5.129%, due 01/15/14 (144A) (a)         613,624      590,381
                                                                   ------------
                                                                      2,922,854
                                                                   ------------
AUTO PARTS & EQUIPMENT -- 0.1%
Johnson Controls Inc. 6.000%, due 01/15/36               1,031,000    1,010,610
                                                                   ------------
AUTOMOBILES -- 0.0%
Ford Motor Co. 7.450%, due 07/16/31                        597,000      443,273
                                                                   ------------
BANKS -- 1.0%
Abbey National Capital Trust I, Trust Preferred
  Securities 8.963%, due 12/29/49 (b)                      801,000    1,077,331
Bank of America Corp. 5.375%, due 06/15/14                 840,000      849,913
Barclays Bank Plc, Perpetual Bonds 6.860%, due
  12/15/49 (144A) (a)(b)                                   975,000    1,083,736
DBS Capital Funding Corp. 7.657%, due 12/31/49
  (144A) (a)(b)                                            872,000      960,270
HBOS Capital Funding LP, Tier 1 Notes 6.071%, due
  06/30/49 (144A) (a)(b)                                   550,000      563,779
Mizuho Financial Group Cayman Ltd. 5.790%, due
  04/15/14 (144A) (a)                                      568,000      582,658
Nordea Bank AB 5.424%, due 12/29/49 (144A) (a)(b)          610,000      600,029
Popular North America, Inc. 4.250%, due 04/01/08         1,910,000    1,871,788
RBS Capital Trust I, Trust Preferred Securities,
  6.425%, due 12/29/49 (b)                               2,000,000    2,086,228
Unicredito Italiano Capital Trust II, Trust Preferred
  Securities, 9.200%, due 10/05/49 (144A) (a)(b)         1,412,000    1,627,074
Wachovia Corp. 5.250%, due 08/01/14                      2,045,000    2,030,491
                                                                   ------------
                                                                     13,333,297
                                                                   ------------
BEVERAGES -- 0.1%
Miller Brewing Co. 5.500%, due 08/15/13 (144A) (a)       1,641,000    1,653,534
                                                                   ------------
CHEMICALS -- 0.1%
Dow Chemical Co.
   5.750%, due 12/15/08                                    659,000      673,671
   6.000%, due 10/01/12                                    493,000      514,502
                                                                   ------------
                                                                      1,188,173
                                                                   ------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 1.8%
Banc of America Comercial Mortgage Inc. 4.857%,
  due 07/10/43                                           1,250,000    1,213,127
Banc of America Commercial Mortgage Inc. 5.182%,
  due 09/10/47                                           1,022,793    1,020,419
Bear Stearns Commercial Mortgage Securities
  5.116%, due 02/11/41                                   1,046,000    1,034,843
BlackRock Capital Finance LP 7.750%, due 09/25/26
  (144A) (a)                                               154,836      151,745
Chase Commercial Mortgage Securities Corp.
  7.543%, due 07/15/32                                     177,212      185,123
Citigroup/Deutsche Bank Commercial Mortgage Trust
  5.225%, due 07/15/44                                     930,000      930,550
CRIIMI MAE Commercial Mortgage Trust
   6.701%, due 06/20/30 (144A)(a)                          420,000      423,748
   7.000%, due 06/02/33 (144A)(a)                        1,990,140    2,017,504
Deutsche Mortgage and Asset Receiving Corp.
  6.538%, due 06/15/31                                     849,695      868,426
Greenwich Capital Commercial Funding Corp.
-------------------------------------------------------------------------------

                     See Notes to Schedule of Investments.

THE TRAVELERS SERIES TRUST
MFS TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
January 31, 2006
(Percentage of Net Assets)

                                                          PAR
SECURITY DESCRIPTION                                     AMOUNT       VALUE
-------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS - CONTINUED
   5.317%, due 06/10/36 (b)                           $  1,200,000 $  1,203,599
   5.224%, due 04/10/37                                    948,905      946,141
JP Morgan Chase Commercial Mortgage Securities
  Corp.
   4.948%, due 09/12/37                                  1,000,000      972,107
   5.213%, due 05/15/41                                  1,200,000    1,200,744
   4.780%, due 07/15/42                                    850,000      816,585
   5.295%, due 01/12/43                                  1,250,000    1,257,942
Morgan Stanley Capital I, Inc. 0.731%, due 11/15/30
  (144A) (a)                                            31,476,390      561,998
Multi-Family Capital Access One, Inc. 6.650%, due
  01/15/24                                                 254,827      262,469
RAAC Series 2004-SP3 Trust 4.971%, due 09/25/34            548,000      534,509
Residential Asset Mortgage Products, Inc. 3.800%, due
  07/25/30                                                 283,967      282,804
Residential Funding Mortgage Securities II, Inc.
  5.320%, due 12/25/35                                     850,000      846,605
Spirit Master Funding, LLC 5.050%, due 07/20/23
  (144A) (a)                                             1,076,708    1,045,276
Wachovia Bank Commercial Mortgage Trust
   4.847%, due 10/15/41 (b)                              1,775,000    1,721,317
   5.083%, due 03/15/42 (b)                              1,260,000    1,241,994
   4.935%, due 04/15/42                                  1,250,000    1,219,415
   5.195%, due 10/15/44 (b)                              1,000,000      995,721
   5.155%, due 12/15/44                                    589,000      590,936
                                                                   ------------
                                                                     23,545,647
                                                                   ------------
COMMERCIAL SERVICES -- 0.1%
Cendant Corp. 6.875%, due 08/15/06                       1,108,000    1,117,645
                                                                   ------------
DIVERSIFIED ENERGY -- 0.3%
CenterPoint Energy Resources Corp. 7.875%, due
  04/01/13                                                 502,000      570,969
Duke Capital LLC 8.000%, due 10/01/19                    1,022,000    1,215,419
Kinder Morgan Energy Partners LP
   6.750%, due 03/15/11                                    875,000      930,755
   7.750%, due 03/15/32                                    985,000    1,170,315
                                                                   ------------
                                                                      3,887,458
                                                                   ------------
ELECTRIC UTILITIES -- 0.9%
Dominion Resources, Inc. 5.150%, due 07/15/15            1,150,000    1,107,978
DTE Energy Co. 7.050%, due 06/01/11                        800,000      859,220
Exelon Generation Co. LLC 6.950%, due 06/15/11           1,407,000    1,511,443
FirstEnergy Corp. 6.450%, due 11/15/11                   1,388,000    1,460,905
Hydro-Quebec 6.300%, due 05/11/11                        1,250,000    1,328,602
Midamerican Energy Holdings Co.
   3.500%, due 05/15/08                                    544,000      523,926
   5.875%, due 10/01/12                                    268,000      274,208
Niagara Mohawk Power Corp. 7.750%, due 05/15/06            271,000      273,222
Pacific Gas & Electric Co. 4.800%, due 03/01/14          1,500,000    1,451,745
PSEG Power LLC
   6.950%, due 06/01/12                                    405,000      437,016
   8.625%, due 04/15/31                                    533,000      695,724
TXU Energy Co. LLC 7.000%, due 03/15/13- 09/01/22        1,522,000    1,664,727
                                                                   ------------
                                                                     11,588,716
                                                                   ------------
ENVIRONMENTAL SERVICES -- 0.2%
Waste Management, Inc.
   7.375%, due 08/01/10                                    774,000      839,895
   7.000%, due 07/15/28                                  1,268,000    1,412,303
                                                                   ------------
                                                                      2,252,198
                                                                   ------------
-------------------------------------------------------------------------------

                     See Notes to Schedule of Investments.

THE TRAVELERS SERIES TRUST
MFS TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
January 31, 2006
(Percentage of Net Assets)

                                                        PAR
SECURITY DESCRIPTION                                   AMOUNT       VALUE
-----------------------------------------------------------------------------
FINANCIAL - DIVERSIFIED -- 1.4%
Bank of America Corp. 7.400%, due 01/15/11          $  2,663,000 $  2,923,633
Ford Motor Credit Co. 4.950%, due 01/15/08               465,000      429,111
Ford Motor Credit Co. 5.700%, due 01/15/10             1,224,000    1,083,559
Fund American Cos., Inc 5.875%, due 05/15/13             630,000      631,308
General Electric Capital Corp.
   8.750%, due 05/21/07                                  313,000      327,997
   8.500%, due 07/24/08                                  553,000      597,311
   5.450%, due 01/15/13                                  322,000      327,905
General Motors Acceptance Corp.
   5.850%, due 01/14/09                                  920,000      867,092
   7.250%, due 03/02/11                                  587,000      566,927
Goldman Sachs Group, Inc. 5.700%, due 09/01/12         1,591,000    1,623,219
HSBC Finance Corp.
   5.250%, due 01/14/11                                  930,000      931,314
   5.500%, due 01/19/16                                1,293,000    1,290,682
JPMorgan Chase & Co. 5.125%, due 09/15/14              1,292,000    1,269,004
Lehman Brothers Holdings, Inc. 8.250%, due 06/15/07      771,000      803,414
Merrill Lynch & Co., Inc. 5.450%, due 07/15/14         1,235,000    1,244,520
Midamerican Funding LLC 6.927%, due 03/01/29             599,000      660,998
Morgan Stanley
   6.750%, due 04/15/11                                  864,000      926,348
   4.750%, due 04/01/14                                  798,000      760,620
Natexis AMBS Co., LLC 8.440%, due 12/29/49 (a)           280,000      300,123
UFJ Finance Aruba AEC 6.750%, due 07/15/13               860,000      931,778
                                                                 ------------
                                                                   18,496,863
                                                                 ------------
FOOD & DRUG RETAILING -- 0.2%
Cadbury Schweppes US Fin 5.125%, due 10/01/13
  (144A) (a)                                           1,585,000    1,562,219
Kraft Foods, Inc. 6.250%, due 06/01/12                   903,000      944,828
                                                                 ------------
                                                                    2,507,047
                                                                 ------------
HAND/MACHINE TOOLS -- 0.1%
Kennametal, Inc. 7.200%, due 06/15/12                    927,000    1,003,569
                                                                 ------------
HEALTH CARE PROVIDERS & SERVICES -- 0.2%
HCA, Inc.
   8.750%, due 09/01/10                                  213,000      235,907
   6.950%, due 05/01/12                                  828,000      856,068
Wellpoint Inc. 5.250%, due 01/15/16                      870,000      860,342
Wyeth 5.500%, due 03/15/13                             1,029,000    1,037,061
                                                                 ------------
                                                                    2,989,378
                                                                 ------------
HOUSEHOLD PRODUCTS -- 0.1%
Fortune Brands Inc. 5.125%, due 01/15/11               1,031,000    1,026,070
                                                                 ------------
INDUSTRIAL CONGLOMERATES -- 0.0%
Tyco International Group S.A. 6.750%, due 02/15/11       206,000      218,792
                                                                 ------------
INSURANCE -- 0.7%
Ace INA Holdings, Inc. 5.875%, due 06/15/14            1,300,000    1,336,551
AIG SunAmerica Institutional Funding II 5.750%, due
  02/16/09                                               816,000      833,591
Allstate Corp. 5.550%, due 05/09/35                      956,000      928,584
American International Group, Inc.
   4.250%, due 05/15/13                                1,307,000    1,230,642
   5.050%, due 10/01/15 (a)                            1,000,000      975,709
Genworth Financial, Inc. 5.750%, due 06/15/14            600,000      616,709
ING Groep NV 5.775%, due 12/29/49 (b)                  2,081,000    2,095,053
-----------------------------------------------------------------------------

                     See Notes to Schedule of Investments.

THE TRAVELERS SERIES TRUST
MFS TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
January 31, 2006
(Percentage of Net Assets)

SECURITY DESCRIPTION                                  PAR AMOUNT    VALUE
-----------------------------------------------------------------------------
INSURANCE - CONTINUED
JET Equipment Trust 11.440%, due 11/01/14
  (144A) (a)(c)(d)                                    $  300,000 $          0
St Paul Travelers Cos., Inc. 5.500%, due 12/01/15        686,000      688,354
                                                                 ------------
                                                                    8,705,193
                                                                 ------------
INVESTMENT COMPANIES -- 0.2%
Credit Suisse First Boston USA, Inc. 4.125%, due
  01/15/10                                             2,579,000    2,488,271
                                                                 ------------
MEDIA -- 0.4%
COX Communications, Inc. 4.625%, due 06/01/13            998,000      925,626
News America Holdings, Inc. 8.500%, due 02/23/25         572,000      679,667
News America, Inc. 6.200%, due 12/15/34                  923,000      904,100
Time Warner Entertainment Co. LP
   10.150%, due 05/01/12                                 484,000      587,134
   8.375%, due 07/15/33                                  463,000      549,103
Walt Disney Co.
   6.750%, due 03/30/06                                  370,000      371,185
   6.375%, due 03/01/12                                1,204,000    1,272,527
                                                                 ------------
                                                                    5,289,342
                                                                 ------------
MINING -- 0.1%
Alcan, Inc. 5.000%, due 06/01/15                         707,000      682,669
                                                                 ------------
OIL & GAS -- 0.4%
Amerada Hess Corp. 7.300%, due 08/15/31                  850,000      991,571
Devon Financing Corp. ULC 6.875%, due 09/30/11           988,000    1,072,590
Halliburton Co. 5.500%, due 10/15/10                   1,045,000    1,063,716
Nexen, Inc. 5.875%, due 03/10/35                         750,000      732,983
Ocean Energy, Inc. 7.250%, due 10/01/11                  520,000      571,407
Valero Energy Corp. 6.875%, due 04/15/12                 737,000      798,009
                                                                 ------------
                                                                    5,230,276
                                                                 ------------
PAPER & FOREST PRODUCTS -- 0.2%
MeadWestvaco Corp. 6.800%, due 11/15/32                  441,000      437,559
Weyerhaeuser Co. 6.750%, due 03/15/12                  1,500,000    1,585,855
                                                                 ------------
                                                                    2,023,414
                                                                 ------------
REAL ESTATE -- 0.6%
EOP Operating, LP 6.800%, due 01/15/09                 1,751,000    1,824,192
HRPT Properties Trust, (REIT) 6.250%, due 08/15/16       672,000      692,756
Simon Property Group LP, (REIT)
   6.375%, due 11/15/07                                  843,000      860,301
   5.100%, due 06/15/15                                  394,000      380,928
Socgen Real Estate Co., LLC 7.640%, due 12/29/49
  (144A) (a)(b)                                        1,555,000    1,612,779
Vornado Realty LP
   5.625%, due 06/15/07                                1,804,000    1,810,339
   4.750%, due 12/01/10                                  348,000      336,920
                                                                 ------------
                                                                    7,518,215
                                                                 ------------
RETAIL -- 0.1%
Wal-Mart Stores, Inc. 5.250%, due 09/01/35             1,248,000    1,194,715
                                                                 ------------
SOVEREIGN -- 0.0%
Financing Corp. 9.650%, due 11/02/18                     310,000      443,201
                                                                 ------------
TELECOMMUNICATION SERVICES - DIVERSIFIED -- 1.1%
AT&T Wireless Services, Inc. 7.350%, due 03/01/06        410,000      410,827
BellSouth Corp. 6.550%, due 06/15/34                     852,000      891,387
Cingular Wireless LLC 6.500%, due 12/15/11               650,000      692,576
Deutsche Telekom International Finance BV 8.250%, due
  06/15/30                                             1,269,000    1,587,834
-----------------------------------------------------------------------------

                     See Notes to Schedule of Investments.

THE TRAVELERS SERIES TRUST
MFS TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
January 31, 2006
(Percentage of Net Assets)

                                                      PAR
SECURITY DESCRIPTION                                 AMOUNT        VALUE
-----------------------------------------------------------------------------
TELECOMMUNICATION SERVICES - DIVERSIFIED -
CONTINUED
France Telecom S.A. 7.750%, due 03/01/11          $    346,000 $      384,277
PCCW Capital II, Ltd. 6.000%, due 07/15/13
  (144A) (a)                                           737,000        749,393
SBC Communications, Inc.
   5.100%, due 09/15/14                              1,337,000      1,298,464
   6.150%, due 09/15/34                                442,000        436,628
Sprint Capital Corp. 6.875%, due 11/15/28              879,000        955,191
TCI Communications, Inc. 9.650%, due 03/31/27        3,319,000      3,579,150
Telecom Italia Capital S.A.
   5.250%, due 11/15/13                                545,000        530,239
   6.000%, due 09/30/34                                620,000        589,036
Telefonica Europe BV 7.750%, due 09/15/10              180,000        196,666
Verizon New York, Inc. 6.875%, due 04/01/12          2,400,000      2,518,651
                                                               --------------
                                                                   14,820,319
                                                               --------------
TRANSPORTATION -- 0.1%
CSX Corp. 6.750%, due 03/15/11                         415,000        442,782
Union Pacific Corp
   6.125%, due 01/15/12                                292,000        305,481
   5.375%, due 05/01/14                                763,000        767,196
                                                               --------------
                                                                    1,515,459
                                                               --------------
UTILITIES -- 0.2%
Northeast Utilities 8.580%, due 12/01/06               104,880        106,106
Small Business Administration Participation
  Certificates 5.390%, due 12/01/25                    681,000        690,193
Small Business Administration Participation
  Certificates - Class 1 4.350%, due 07/01/23 (b)    1,815,059      1,740,474
                                                               --------------
                                                                    2,536,773
                                                               --------------
Total Domestic Bonds & Debt Securities
  (Cost $148,803,014)                                             148,432,239
                                                               --------------
U. S. GOVERNMENT AGENCY MORTGAGE BACKED
SECURITIES -- 14.4%
Federal Home Loan Mortgage Corp.
   3.750%, due 11/15/06                              2,663,000      2,642,093
   4.125%, due 11/18/09                              3,100,000      3,028,489
   5.500%, due 06/01/25-10/01/35                     5,139,285      5,114,762
   6.500%, due 11/01/34                                 46,635         47,787
   4.500%, due 04/01/35                              1,110,675      1,041,870
   5.000%, due 05/01/35-10/01/35                     6,235,946      6,024,999
   6.000%, due 07/01/35-08/01/35                       656,502        663,662
Gold
   6.000%, due 04/01/16-08/01/34                     7,840,578      7,953,072
   4.500%, due 05/01/18-02/01/20                     4,841,401      4,711,553
   5.000%, due 05/01/18-04/01/34                     7,937,872      7,740,032
   5.500%, due 04/01/19-12/01/34                     9,556,712      9,486,374
   6.500%, due 05/01/34-10/01/34                     1,973,885      2,024,148
Federal National Mortgage Association
   3.250%, due 07/31/06                              3,000,000      2,978,004
   5.722%, due 02/01/09                              1,400,000      1,415,308
   6.330%, due 03/01/11                                184,335        192,186
   4.621%, due 04/01/13                                114,020        110,986
   4.010%, due 08/01/13                                112,509        105,366
   4.019%, due 08/01/13                                765,408        718,572
   4.630%, due 04/01/14                                278,801        270,087
   4.518%, due 05/01/14                                985,719        949,648
   4.846%, due 08/01/14                                574,135        564,208
   4.925%, due 04/01/15                              1,746,090      1,722,181
-----------------------------------------------------------------------------

                     See Notes to Schedule of Investments.

THE TRAVELERS SERIES TRUST
MFS TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
January 31, 2006
(Percentage of Net Assets)

                                                   PAR
SECURITY DESCRIPTION                              AMOUNT       VALUE
------------------------------------------------------------------------
   6.000%, due 07/01/16-02/01/36               $ 21,890,880 $ 22,185,503
   5.000%, due 11/01/17-07/01/35                 16,104,374   15,819,812
   5.500%, due 11/01/17-10/01/35                 58,513,877   58,117,496
   4.500%, due 04/01/18-03/01/35                  8,840,282    8,533,892
   4.880%, due 03/01/20                             240,688      238,616
   6.500%, due 11/01/28-08/01/34                  7,197,751    7,395,420
   7.500%, due 10/01/29-02/01/32                    682,969      715,662
Government National Mortgage Association
   6.500%, due 03/15/28-07/15/34                    594,417      622,603
   6.000%, due 10/15/32-04/20/35                  4,568,607    4,683,523
   5.500%, due 11/15/32-10/15/35                  6,287,207    6,324,850
   4.500%, due 07/20/33-03/20/35                  1,126,386    1,074,559
   5.000%, due 03/15/34-12/15/34                  1,059,650    1,044,891
                                                            ------------
Total U. S. Government Agency Mortgage Backed
  Securities (Cost $189,112,116)                             186,262,214
                                                            ------------
U. S. GOVERNMENT & AGENCY OBLIGATIONS -- 12.0%
Federal Home Loan Bank
   3.250%, due 07/21/06                           1,985,000    1,972,080
   3.750%, due 09/28/06                           6,120,000    6,081,218
   3.900%, due 02/25/08                             740,000      727,789
Federal National Mortgage Association
   3.000%, due 03/02/07                           1,533,000    1,503,632
   6.000%, due 05/15/08-05/15/11                  4,498,000    4,648,340
   6.625%, due 09/15/09-11/15/10                  7,765,000    8,317,988
   6.125%, due 03/15/12                           5,955,000    6,360,381
   4.625%, due 10/15/14                           1,447,000    1,426,827
   5.500%, due 11/01/34                           1,762,352    1,745,660
U.S. Treasury Notes
   6.875%, due 05/15/06                           2,913,000    2,932,800
   7.000%, due 07/15/06                           5,164,000    5,219,275
   4.375%, due 05/15/07                           1,719,000    1,715,442
   3.250%, due 08/15/07                           3,098,000    3,040,157
   3.000%, due 11/15/07                           2,995,000    2,917,786
   5.500%, due 02/15/08                           3,161,000    3,222,741
   5.625%, due 05/15/08                          33,273,000   34,076,244
   4.750%, due 11/15/08-05/15/14                 11,607,000   11,692,194
   4.000%, due 06/15/09-11/15/12                  3,720,000    3,608,538
   10.375%, due 11/15/12                            884,000      971,537
   3.875%, due 02/15/13                           1,294,000    1,243,403
   4.125%, due 05/15/15                           7,021,000    6,802,422
   4.250%, due 08/15/15                           4,077,000    3,985,590
   9.875%, due 11/15/15                           1,165,000    1,649,795
   6.250%, due 08/15/23                          17,909,000   21,087,865
   6.000%, due 02/15/26                           3,011,000    3,495,467
   5.375%, due 02/15/31                           3,732,000    4,109,574
Inflation Indexed
   4.250%, due 01/15/10                           4,432,445    4,835,695
   3.000%, due 07/15/12                           5,503,046    5,861,393
                                                            ------------
Total U. S. Government & Agency Obligations
  (Cost $156,213,958)                                        155,251,833
                                                            ------------
FOREIGN BONDS & DEBT SECURITIES -- 0.2%

MEXICO -- 0.2%
United Mexican States
   6.375%, due 01/16/13                           1,193,000    1,266,370
   6.625%, due 03/03/15                             164,000      177,530
------------------------------------------------------------------------

                     See Notes to Schedule of Investments.

THE TRAVELERS SERIES TRUST
MFS TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
January 31, 2006
(Percentage of Net Assets)

                                                       SHARES/PAR
SECURITY DESCRIPTION                                     AMOUNT       VALUE
-------------------------------------------------------------------------------
MEXICO - CONTINUED
   8.625%, due 02/01/22                                $  153,000 $     187,272
   7.500%, due 04/08/33                                   527,000       617,644
                                                                  -------------
                                                                      2,248,816
                                                                  -------------
Total Foreign Bonds & Debt Securities
  (Cost $2,208,445)                                                   2,248,816
                                                                  -------------
COMMON STOCKS -- 60.2%

AEROSPACE & DEFENSE -- 1.7%
Lockheed Martin Corp.                                     155,850    10,543,252
Northrop Grumman Corp.                                     91,260     5,669,984
United Technologies Corp.                                 105,640     6,166,207
                                                                  -------------
                                                                     22,379,443
                                                                  -------------
AIR FREIGHT & LOGISTICS -- 0.0%
CNF, Inc.                                                  11,240       576,050
                                                                  -------------
AUTO COMPONENTS -- 0.2%
Johnson Controls, Inc.                                     31,130     2,155,441
                                                                  -------------
BANKS -- 6.8%
Bank of America Corp.                                     745,097    32,955,660
Mellon Financial Corp.                                    455,600    16,069,012
PNC Financial Services Group, Inc.                        315,290    20,449,709
SunTrust Banks, Inc.                                      120,630     8,619,014
UBS AG                                                     24,301     2,642,240
Wachovia Corp.                                             44,680     2,449,804
Wells Fargo & Co.                                          73,330     4,572,859
                                                                  -------------
                                                                     87,758,298
                                                                  -------------
BEVERAGES -- 0.9%
Coca-Cola Co.                                              73,280     3,032,327
Diageo Plc.                                               315,843     4,707,825
Molson Coors Brewing Co. - Class B                         23,760     1,485,000
PepsiCo, Inc.                                              52,980     3,029,396
                                                                  -------------
                                                                     12,254,548
                                                                  -------------
BIOTECHNOLOGY -- 0.1%
MedImmune, Inc. *                                          27,190       927,723
                                                                  -------------
BUILDING PRODUCTS -- 1.4%
Masco Corp.                                               560,400    16,615,860
Sherwin-Williams Co.                                       17,200       909,880
                                                                  -------------
                                                                     17,525,740
                                                                  -------------
CHEMICALS -- 1.8%
Air Products & Chemicals, Inc.                             70,460     4,346,677
Dow Chemical Co.                                           51,370     2,172,951
E.I. du Pont de Nemours & Co.                             157,670     6,172,781
Nalco Holding Co. *                                       162,280     2,994,066
PPG Industries, Inc.                                       78,610     4,677,295
Praxair, Inc.                                              16,430       865,532
Syngenta AG *                                              20,020     2,544,783
                                                                  -------------
                                                                     23,774,085
                                                                  -------------
COMMERCIAL SERVICES & SUPPLIES -- 0.6%
Accenture, Ltd. - Class A                                 169,670     5,349,695
Cendant Corp.                                             130,180     2,179,213
                                                                  -------------
                                                                      7,528,908
                                                                  -------------
-------------------------------------------------------------------------------

                     See Notes to Schedule of Investments.

THE TRAVELERS SERIES TRUST
MFS TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
January 31, 2006
(Percentage of Net Assets)

SECURITY DESCRIPTION                                SHARES       VALUE
--------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT -- 1.3%
Cisco Systems, Inc. *                                 247,800 $  4,601,646
Nokia Oyj (ADR)                                        72,850    1,338,983
Nortel Networks Corp. *                             3,688,580   11,065,740
                                                              ------------
                                                                17,006,369
                                                              ------------
COMPUTERS & PERIPHERALS -- 0.7%
International Business Machines Corp.                  30,720    2,497,536
Sun Microsystems, Inc. *                            1,565,750    7,045,875
                                                              ------------
                                                                 9,543,411
                                                              ------------
CONTAINERS & PACKAGING -- 1.0%
Owens-Illinois, Inc. *                                548,350   12,058,217
Smurfit-Stone Container Corp. *                        48,990      626,582
                                                              ------------
                                                                12,684,799
                                                              ------------
ELECTRIC UTILITIES -- 2.1%
Allegheny Energy, Inc. *                               10,900      379,211
Dominion Resources, Inc.                              111,680    8,435,191
Entergy Corp.                                          39,890    2,772,754
Exelon Corp.                                           69,560    3,994,135
FirstEnergy Corp.                                      34,530    1,729,953
FPL Group, Inc.                                       113,230    4,731,882
NRG Energy, Inc. *                                     24,560    1,185,511
PPL Corp.                                             123,030    3,706,894
Public Service Enterprise Group, Inc.                  10,470      728,921
                                                              ------------
                                                                27,664,452
                                                              ------------
ELECTRICAL EQUIPMENT -- 0.1%
Hubbell, Inc. - Class B                                31,210    1,402,889
                                                              ------------
ENERGY EQUIPMENT & SERVICES -- 2.3%
BJ Services Co.                                        64,050    2,593,385
Cooper Cameron Corp. *                                 82,760    4,004,756
GlobalSantaFe Corp.                                   188,150   11,486,558
Noble Corp.                                           120,500    9,693,020
Samsung Electronics Co., Ltd. (GDR) (a)                 3,600    1,378,800
TXU Corp.                                              25,560    1,294,358
                                                              ------------
                                                                30,450,877
                                                              ------------
FINANCIAL - DIVERSIFIED -- 5.9%
American Express Co.                                  146,830    7,701,233
Ameriprise Financial, Inc.                             14,124      574,706
Capital One Financial Corp.                            44,080    3,671,864
Countrywide Financial Corp.                            83,640    2,796,922
Fannie Mae                                             72,000    4,171,680
Franklin Resources, Inc.                               39,650    3,905,525
Freddie Mac                                            20,860    1,415,560
Goldman Sachs Group, Inc.                              70,620    9,975,075
JPMorgan Chase & Co.                                  561,388   22,315,173
Lehman Brothers Holdings, Inc.                         43,200    6,067,440
Merrill Lynch & Co., Inc.                             135,450   10,168,231
Morgan Stanley                                         61,520    3,780,404
                                                              ------------
                                                                76,543,813
                                                              ------------
FOOD PRODUCTS -- 0.9%
Archer-Daniels-Midland Co.                             56,830    1,790,145
H.J. Heinz Co.                                         52,220    1,772,347
Kellogg Co.                                            84,190    3,611,751
Nestle S.A.                                             8,998    2,639,432
Sara Lee Corp.                                         82,530    1,508,648
                                                              ------------
                                                                11,322,323
                                                              ------------
--------------------------------------------------------------------------

                     See Notes to Schedule of Investments.

THE TRAVELERS SERIES TRUST
MFS TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
January 31, 2006
(Percentage of Net Assets)

SECURITY DESCRIPTION                                    SHARES       VALUE
------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES -- 0.5%
Baxter International, Inc.                                12,420 $     457,677
Tenet Healthcare Corp. *                                 756,400     5,499,028
                                                                 -------------
                                                                     5,956,705
                                                                 -------------
HOTELS, RESTAURANTS & LEISURE -- 0.3%
International Game Technology                             52,820     1,889,900
McDonald's Corp.                                          70,330     2,462,253
                                                                 -------------
                                                                     4,352,153
                                                                 -------------
HOUSEHOLD PRODUCTS -- 0.3%
Colgate-Palmolive Co.                                     46,390     2,546,347
Kimberly-Clark Corp.                                      25,290     1,444,565
                                                                 -------------
                                                                     3,990,912
                                                                 -------------
INDUSTRIAL - DIVERSIFIED -- 1.9%
3M Co.                                                    39,790     2,894,723
Cooper Industries, Ltd. - Class A                         27,740     2,264,971
General Electric Co.                                     202,160     6,620,740
Tyco International, Ltd.                                 509,090    13,261,794
                                                                 -------------
                                                                    25,042,228
                                                                 -------------
INSURANCE -- 3.1%
ACE, Ltd.                                                 38,650     2,116,088
Allstate Corp. (The)                                     260,280    13,547,574
Chubb Corp. (The)                                         23,180     2,187,033
CIGNA Corp.                                                9,000     1,094,400
Conseco, Inc. *                                          291,090     7,093,863
Genworth Financial, Inc. - Class A                       117,670     3,854,869
Hartford Financial Services Group, Inc.                   85,090     6,996,951
Lincoln National Corp.                                    47,630     2,597,264
XL Capital, Ltd. - Class A                                18,340     1,240,884
                                                                 -------------
                                                                    40,728,926
                                                                 -------------
LEISURE EQUIPMENT & PRODUCTS -- 0.4%
Hasbro, Inc.                                              48,020     1,018,024
Mattel, Inc.                                             255,620     4,217,730
                                                                 -------------
                                                                     5,235,754
                                                                 -------------
MACHINERY -- 0.7%
Deere & Co.                                               71,510     5,131,558
Finning International, Inc. *                              2,830        96,238
Illinois Tool Works, Inc.                                 52,000     4,383,080
                                                                 -------------
                                                                     9,610,876
                                                                 -------------
MEDIA -- 2.9%
CBS Corp. - Class B                                      228,397     5,968,001
Knight Ridder, Inc.                                       58,540     3,644,115
New York Times Co. - Class A                              65,980     1,867,234
Reed Elsevier Plc.                                       189,500     1,789,650
Tribune Co.                                               35,370     1,026,084
Viacom Inc. New - Class B *                              248,797    10,320,079
Walt Disney Co. (The)                                    489,430    12,387,473
                                                                 -------------
                                                                    37,002,636
                                                                 -------------
METALS & MINING -- 0.2%
BHP Billiton Plc                                         115,560     2,138,440
                                                                 -------------
OIL & GAS -- 5.4%
AGL Resources, Inc.                                       37,320     1,335,310
Amerada Hess Corp.                                        38,680     5,987,664
Apache Corp.                                              47,230     3,567,282
BP Plc (ADR)                                              51,090     3,694,318
------------------------------------------------------------------------------

                     See Notes to Schedule of Investments.

THE TRAVELERS SERIES TRUST
MFS TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
January 31, 2006
(Percentage of Net Assets)

SECURITY DESCRIPTION                                     SHARES      VALUE
------------------------------------------------------------------------------
OIL & GAS - CONTINUED
Chevron Corp.                                              78,542 $  4,663,823
ConocoPhillips                                            157,660   10,200,602
Devon Energy Corp.                                        181,890   12,406,717
EOG Resources, Inc.                                        40,900    3,457,686
Exxon Mobil Corp.                                         197,546   12,396,011
Total S.A. (ADR)                                           84,380   11,672,285
                                                                  ------------
                                                                    69,381,698
                                                                  ------------
PAPER & FOREST PRODUCTS -- 0.7%
Bowater, Inc.                                             178,260    4,873,628
International Paper Co.                                    73,720    2,405,484
MeadWestvaco Corp.                                         52,010    1,388,147
                                                                  ------------
                                                                     8,667,259
                                                                  ------------
PERSONAL PRODUCTS -- 0.3%
Estee Lauder Companies, Inc.- Class A                     100,100    3,650,647
                                                                  ------------
PHARMACEUTICALS -- 4.6%
Abbott Laboratories                                       123,410    5,325,141
Eli Lilly & Co.                                            33,180    1,878,652
Johnson & Johnson                                         213,900   12,307,806
Merck & Co., Inc.                                         583,540   20,132,130
Wyeth                                                     430,960   19,931,900
                                                                  ------------
                                                                    59,575,629
                                                                  ------------
RETAIL--MULTILINE -- 1.1%
Family Dollar Stores, Inc.                                222,720    5,334,144
Federated Department Stores, Inc.                          14,500      966,135
Wal-Mart Stores, Inc.                                     168,420    7,765,846
                                                                  ------------
                                                                    14,066,125
                                                                  ------------
RETAIL - SPECIALTY -- 1.7%
Circuit City Stores, Inc.                                  90,250    2,275,202
Gap, Inc. (The)                                           675,260   12,215,453
Home Depot, Inc. (The)                                     48,150    1,952,483
Lowe's Cos., Inc.                                          11,090      704,770
OfficeMax, Inc.                                           171,140    4,889,470
TJX Cos., Inc.                                             20,430      521,578
                                                                  ------------
                                                                    22,558,956
                                                                  ------------
ROAD & RAIL -- 0.5%
Burlington Northern Santa Fe Corp.                         45,260    3,626,231
Norfolk Southern Corp.                                     60,660    3,023,295
                                                                  ------------
                                                                     6,649,526
                                                                  ------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 0.6%
Analog Devices, Inc.                                       70,550    2,805,773
Intel Corp.                                               166,390    3,539,115
Xilinx, Inc.                                               50,260    1,415,322
                                                                  ------------
                                                                     7,760,210
                                                                  ------------
SOFTWARE -- 2.4%
Compuware Corp. *                                         693,860    5,717,406
Oracle Corp. *                                            761,380    9,570,547
Symantec Corp. *                                          825,810   15,178,388
                                                                  ------------
                                                                    30,466,341
                                                                  ------------
TELECOMMUNICATION SERVICES - DIVERSIFIED -- 3.2%
AT&T, Inc.                                                141,834    3,680,592
Sprint Nextel Corp.                                       880,700   20,159,223
------------------------------------------------------------------------------

                     See Notes to Schedule of Investments.

THE TRAVELERS SERIES TRUST
MFS TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
January 31, 2006
(Percentage of Net Assets)

SECURITY DESCRIPTION                                                      SHARES         VALUE
---------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES - DIVERSIFIED - CONTINUED
Verizon Communications, Inc.                                                536,720 $    16,992,555
                                                                                    ---------------
                                                                                         40,832,370
                                                                                    ---------------
TELECOMMUNICATION SERVICES - WIRELESS -- 0.4%
Vodafone Group Plc (ADR)                                                    256,848       5,422,061
                                                                                    ---------------
TOBACCO -- 1.1%
Altria Group, Inc.                                                          205,600      14,873,104
                                                                                    ---------------
TRADING COMPANIES & DISTRIBUTORS -- 0.1%
W. W. Grainger, Inc.                                                         19,820       1,405,833
                                                                                    ---------------
Total Common Stocks
  (Cost $688,959,451)                                                                   780,867,558
                                                                                    ---------------
Total Investments Before Short - Term Investments (Cost $1,189,072,496)               1,273,062,660
                                                                                    ---------------
SHORT-TERM INVESTMENT -- 1.2%

COMMERCIAL PAPER -- 1.2%
Old Line Funding Corp. 4.470%, due 02/01/06
  (Cost -- $15,492,000)                                                 $15,492,000      15,492,000
                                                                                    ---------------
TOTAL INVESTMENTS -- 99.4% (Cost $1,200,788,984#)                                     1,288,554,660
                                                                                    ---------------
Other Assets & Liabilities (Net) -- 0.6%                                                  8,380,078
                                                                                    ---------------
TOTAL NET ASSETS -- 100.0%                                                          $ 1,296,934,738
                                                                                    ===============

 *  Non-income producing security.
 # Aggregate cost for federal income tax purposes is substantially the same.
(a) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4 (2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities represent in the aggregate 1.57% of net assets.
(b) Variable or floating rate security. The stated rate represents the rate at January 31, 2006.
(c) Security is in default.
(d) Security is valued in good faith at fair value by or under the direction of the Board of Directors.

    ADR - American Depositary Receipt
    AIG - American International Guaranty
    GDR - Global Depository Receipt

For information regarding the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent Annual Report.

The following table summarizes the credit composition of the portfolio holdings of the MFS Total Return Portfolio at January 31, 2006, based upon quality ratings issued by Standard & Poor's. For Securities not rated by Standard & Poor's, the equivalent Moody's rating is used.

                                             PERCENT OF
                                             PORTFOLIO
PORTFOLIO COMPOSITION BY CREDIT QUALITY      (UNAUDITED)
--------------------------------------------------------
   AAA/Government/Government Agency               28.84%
   AA                                              0.41
   A                                               3.83
   BBB                                             4.95
   BB                                              0.36
   Equities/Other                                 61.61
                                             ----------
   Total:                                        100.00%
                                             ==========
--------------------------------------------------------

                     See Notes to Schedule of Investments.

THE TRAVELERS SERIES TRUST
PIONEER STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
January 31, 2006
(Percentage of Net Assets)

                                                            PAR
SECURITY DESCRIPTION                                       AMOUNT    VALUE
-----------------------------------------------------------------------------
DOMESTIC BONDS & DEBT SECURITIES -- 45.6%

ADVERTISING -- 0.0%
Lamar Media Corp. 7.250%, due 01/01/13                    $ 80,000 $   83,000
                                                                   ----------
AEROSPACE & DEFENSE -- 0.1%
DRS Technologies, Inc. 7.625%, due 02/01/18                245,000    249,900
                                                                   ----------
AGRICULTURE -- 0.2%
American Rock Salt Co. LLC 9.500%, due 03/15/14             70,000     71,050
Hines Nurseries, Inc. 10.250%, due 10/01/11                340,000    337,450
                                                                   ----------
                                                                      408,500
                                                                   ----------
AIRLINES -- 0.5%
AMR Corp. 9.800%, due 10/01/21                             400,000    316,500
Calair LLC/Calair Capital Corp. 8.125%, due 04/01/08       180,000    162,450
Continental Airlines, Inc., Pass Through Certificate
  8.499%, due 05/01/11                                     590,525    552,829
United Airlines, Inc. 9.125%, due 01/15/12 (a)             109,000     23,980
                                                                   ----------
                                                                    1,055,759
                                                                   ----------
ASSET-BACKED SECURITIES -- 2.2%
Ameriquest Mortgage Securities, Inc.
   7.610%, due 02/25/33-03/25/33 (b)                       122,000    122,920
   8.280%, due 02/25/33-10/25/33 (b)                        84,000     84,492
Asset Backed Funding Corp.
   7.580%, due 12/25/32 (b)                                 66,000     67,319
   7.780%, due 12/25/32 (b)                                 25,000     25,069
Asset Backed Securities Corp.
   8.970%, due 01/15/33 (b)                                 18,864     18,614
   8.320%, due 04/15/33 (b)                                123,000    123,807
Bank One Issuance Trust 5.430%, due 12/15/09 (b)           334,000    337,003
CDC Mortgage Capital Trust 8.280%, due 10/25/33 (b)         50,000     49,639
Conseco Finance Securitizations Corp.
   8.480%, due 12/01/30                                     14,582     14,747
   8.200%, due 09/01/32                                    220,000      2,411
   6.910%, due 05/01/33                                      5,000      4,861
   7.360%, due 09/01/33                                      4,000      4,080
   9.400%, due 09/01/33                                    196,000     19,059
   6.681%, due 12/01/33                                    302,023    305,821
Consumer Credit Reference Index Securities Program
  6.501%, due 03/22/07 (144A) (b)(c)                       250,000    251,250
Green Tree Financial Corp. 7.860%, due 03/01/30            188,000    166,210
Green Tree Home Improvement Loan Trust 7.100%, due
  01/15/21                                                  15,371     15,051
Greenpoint Manufactured Housing 8.450%, due 06/20/31       280,731    258,290
GSAMP Trust 8.990%, due 03/20/33 (b)                         4,948      4,933
Ineos Group Holdings Plc 7.875%, due 02/07/16 (144A) (c)   340,000    413,338
LNR CDO, Ltd. 7.269%, due 07/24/37 (144A) (b)(c)           215,000    216,654
Madison Avenue Manufactured Housing Contract Trust
  7.780%, due 10/25/15 (b)                                 250,000    172,450
Master Asset Backed Securities Trust 8.030%, due 12/25/32
  (b)                                                       50,000     50,186
Merrill Lynch Mortgage Investors, Inc. 7.530%, due
  11/25/33 (b)                                             104,000    104,019
Mid-State Trust 7.540%, due 02/15/36                        80,922     75,925
Morgan Stanley ABS Capital I, Inc. 8.280%, due 11/25/32
  (b)                                                       14,747     14,576
Morgan Stanley Dean Witter Capital I, Inc.
   6.980%, due 10/25/31 (b)                                 22,623     22,374
   7.030%, due 01/25/32 (b)                                 72,565     72,566
   7.830%, due 02/25/32 (b)                                 10,456     10,483
   6.780%, due 05/25/32 (b)                                 23,686     23,533
   7.780%, due 10/25/32 (b)                                 13,980     13,639
   8.280%, due 02/25/33-03/25/33 (b)                        56,545     57,152
-----------------------------------------------------------------------------

                     See Notes to Schedule of Investments.

THE TRAVELERS SERIES TRUST
PIONEER STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
January 31, 2006
(Percentage of Net Assets)

                                                           PAR
SECURITY DESCRIPTION                                      AMOUNT       VALUE
-------------------------------------------------------------------------------
ASSET-BACKED SECURITIES - CONTINUED
Nykredit Realkredit AS 5.000%, due 10/01/35             $         1 $         0
PF Export Receivables Master Trust 6.436%, due
  06/01/15 (144A) (c)                                       766,582     762,707
Power Receivables Finance LLC 6.290%, due 01/01/12
  (144A) (c)                                                503,994     511,522
Sail Net Interest Margin Notes 7.750%, due 01/27/33
  (144A) (c)                                                  2,611       2,616
Structured Asset Investment Loan Trust 7.530%, due
  01/25/33 (b)                                              146,000     147,031
TIAA Commercial Real Estate Securitization 6.840%,
  due 05/22/37                                              100,000      94,125
York Power Funding 12.000%, due 10/30/07
  (144A) (a)(c)(d)(e)                                        51,032           0
                                                                    -----------
                                                                      4,640,472
                                                                    -----------
AUTO COMPONENTS -- 0.7%
Goodyear Tire & Rubber Co. 9.000%, due 07/01/15           1,185,000   1,190,925
Sun Sage B.V. 8.250%, due 03/26/09 (144A) (c)               310,000     327,825
                                                                    -----------
                                                                      1,518,750
                                                                    -----------
AUTOMOBLIES -- 0.5%
Commercial Vehicle Group, Inc. 8.000%, due 07/01/13         345,000     350,175
Lear Corp. 8.125%, due 04/01/08                              45,000      53,339
Navistar International Corp.
   7.500%, due 06/15/11                                     220,000     218,900
   6.250%, due 03/01/12                                     345,000     324,300
                                                                    -----------
                                                                        946,714
                                                                    -----------
BANKS -- 1.0%
ATF Bank 9.250%, due 04/12/12 (144A) (c)                    455,000     480,298
Kazkommerts International B.V. 8.000%, due 11/03/15
  (144A) (c)                                                530,000     559,813
Russian Standard Finance S.A. 7.500%, due 10/07/10
  (144A) (c)                                                415,000     410,331
Turanalem Finance B.V. 8.500%, due 02/10/15
  (144A) (c)                                                600,000     639,750
                                                                    -----------
                                                                      2,090,192
                                                                    -----------
BEVERAGES -- 1.0%
Argentine Beverages Financial 7.375%, due 03/22/12
  (144A) (c)                                                610,000     619,150
Central European Distribution Corp. 8.000%, due
  07/25/12 (144A) (c)                                       590,000     782,176
CIA Brasileira de Bebidas 8.750%, due 09/15/13              600,000     702,000
                                                                    -----------
                                                                      2,103,326
                                                                    -----------
BUILDING MATERIALS -- 1.7%
Ainsworth Lumber Co., Ltd. 6.750%, due 03/15/14           1,125,000     981,563
Builders FirstSource, Inc. 8.590%, due 02/15/12             910,000     935,025
Caue Finance, Ltd. 8.875%, due 08/01/15 (144A) (c)          520,000     574,600
Owens Corning 7.500%, due 05/01/05--08/01/18 (a)            148,000     136,160
U.S. Concrete, Inc. 8.375%, due 04/01/14                    935,000     958,375
                                                                    -----------
                                                                      3,585,723
                                                                    -----------
CHEMICALS -- 3.1%
Basell Finance Co. B.V. 8.100%, due 03/15/27
  (144A) (c)                                                295,000     280,250
Crystal U.S. Holdings LLC 0.000%/ 10.500%, due
  10/01/14 (f)                                            1,381,000   1,028,845
Hercules, Inc. 11.125%, due 11/15/07                        338,000     374,335
INVISTA 9.250%, due 05/01/12 (144A) (c)                   1,005,000   1,075,350
ISP Chemco, Inc. 10.250%, due 07/01/11                      205,000     220,375
ISP Holdings, Inc. 10.625%, due 12/15/09                     35,000      37,100
LPG International, Inc. 7.250%, due 12/20/15 (144A) (c)   1,000,000     990,000
Lyondell Chemical Co. 9.500%, due 12/15/08                   18,000      18,968
Millennium America, Inc. 9.250%, due 06/15/08                30,000      32,400
Nell AF SARL 8.375%, due 08/15/15 (144A) (c)                430,000     546,275
Resolution Performance Products LLC 8.000%, due
  12/15/09                                                1,000,000   1,026,250
Rhodia S.A.
   8.000%, due 06/01/10                                     500,000     648,880
-------------------------------------------------------------------------------

                     See Notes to Schedule of Investments.

THE TRAVELERS SERIES TRUST
PIONEER STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
January 31, 2006
(Percentage of Net Assets)

                                                            PAR
SECURITY DESCRIPTION                                       AMOUNT     VALUE
------------------------------------------------------------------------------
CHEMICALS - CONTINUED
   9.250%, due 06/01/11................................. $   94,000 $  123,989
Sterling Chemicals, Inc. 10.000%, due 12/19/07 (g)           27,275     26,116
                                                                    ----------
                                                                     6,429,133
                                                                    ----------
COAL -- 0.8%
Adaro Finance B.V. 8.500%, due 12/08/10 (144A) (c)        1,000,000  1,020,000
Indocoal Exports Cayman, Ltd. 7.134%, due 07/06/12
  (144A) (c)                                                729,738    711,329
                                                                    ----------
                                                                     1,731,329
                                                                    ----------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.6%
CS First Boston Mortgage Securities Corp. 6.122%, due
  04/15/37 (144A) (c)                                        70,000     70,829
Global Signal Trust
   6.376%, due 12/15/14 (144A)(c).......................    450,000    447,299
   5.395%, due 01/15/34 (144A)(c).......................    660,000    635,539
Rural Housing Trust 6.330%, due 04/01/26                     13,764     13,744
Sasco Net Interest Margin Trust 0.000%, due 05/27/33
  (144A) (c)(d)                                              47,114     14,134
                                                                    ----------
                                                                     1,181,545
                                                                    ----------
COMMERCIAL SERVICES & SUPPLIES -- 1.6%
Dollar Financial Group 9.750%, due 11/15/11                 625,000    649,219
HydroChem Industrial Services, Inc. 9.250%, due 02/15/13
  (144A) (c)                                                660,000    643,500
Rural/Metro Corp. 9.875%, due 03/15/15                      595,000    642,600
Sheridan Group, Inc. (The) 10.250%, due 08/15/11            620,000    640,925
United Rentals North America, Inc. 7.750%, due 11/15/13     755,000    751,225
                                                                    ----------
                                                                     3,327,469
                                                                    ----------
ENGINEERING & CONSTRUCTION -- 0.5%
Dycom Industries, Inc. 8.125%, due 10/15/15 (144A) (c)      930,000    967,200
                                                                    ----------
CONTAINERS & PACKAGING -- 0.9%
AEP Industries, Inc. 7.875%, due 03/15/13                   580,000    565,500
Graham Packaging Co., Inc. 9.875%, due 10/15/14             480,000    477,600
Graphic Packaging International Corp. 9.500%, due
  08/15/13                                                  760,000    718,200
                                                                    ----------
                                                                     1,761,300
                                                                    ----------
ELECTRONIC EQUIPMENT & SERVICES -- 0.2%
Digicel, Ltd. 9.250%, due 09/01/12 (144A) (c)               235,000    247,925
Legrand Holding S.A. 10.500%, due 02/15/13                  120,000    138,600
Legrand S.A. 8.500%, due 02/15/25                            20,000     24,500
Telex Communications Intermediate Holdings, Inc.
  12.000%, due 01/15/09 (b)(d)                               24,616     15,508
                                                                    ----------
                                                                       426,533
                                                                    ----------
ELECTRONICS -- 0.2%
L-3 Communications Corp. 6.125%, due 01/15/14               400,000    397,000
                                                                    ----------
ENERGY -- 0.6%
Aventine Renewable Energy Holdings, Inc. 10.491%, due
  12/15/11 (144A) (b)(c)                                    235,000    245,575
Reliant Energy, Inc. 6.750%, due 12/15/14                   565,000    488,725
Targa Resources, Inc. 8.500%, due 11/01/13 (144A) (c)       530,000    553,850
Williams Cos., Inc. 6.500%, due 12/01/08                     50,000     50,128
                                                                    ----------
                                                                     1,338,278
                                                                    ----------
ENTERTAINMENT & LEISURE -- 0.6%
Capitol Records, Inc. 8.375%, due 08/15/09 (144A) (c)        65,000     69,062
Corp. Interamericana de Entretenimiento S.A. 8.875%, due
  06/14/15 (144A) (c)                                     1,050,000  1,044,750
EMI Group Plc 9.750%, due 05/20/08                           20,000     38,639
                                                                    ----------
                                                                     1,152,451
                                                                    ----------
------------------------------------------------------------------------------

                     See Notes to Schedule of Investments.

THE TRAVELERS SERIES TRUST
PIONEER STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
January 31, 2006
(Percentage of Net Assets)

                                                            PAR
SECURITY DESCRIPTION                                       AMOUNT     VALUE
------------------------------------------------------------------------------
ENVIRONMENTAL SERVICES -- 0.2%
Clean Harbors, Inc. 11.250%, due 07/15/12                $  309,000 $  347,625
                                                                    ----------
EQUIPMENT LEASING -- 0.1%
Ashtead Holdings Plc 8.625%, due 08/01/15 (144A) (c)        140,000    147,700
                                                                    ----------
FINANCIAL - DIVERSIFIED -- 2.5%
Arch Western Financial LLC 6.750%, due 07/01/13              20,000     20,300
Bombardier Capital, Inc. 7.090%, due 03/30/07               650,000    654,875
E*TRADE Financial Corp. 8.000%, due 06/15/11                625,000    653,125
Ford Motor Credit Co. 5.700%, due 01/15/10                  890,000    787,882
Glencore Funding LLC 6.000%, due 04/15/14 (144A) (c)      1,010,000    959,767
Noble Group, Ltd. 6.625%, due 03/17/15 (144A) (c)         1,550,000  1,429,753
SLM Corp. 4.000%, due 07/25/14 (b)                          775,000    725,632
                                                                    ----------
                                                                     5,231,334
                                                                    ----------
FOOD PRODUCTS -- 0.0%
Eagle Family Foods, Inc. 8.750%, due 01/15/08                10,000      7,600
                                                                    ----------
HEALTH CARE PROVIDERS & SERVICES -- 0.4%
Bausch & Lomb, Inc. 7.125%, due 08/01/28                    500,000    532,673
HCA, Inc.
   7.190%, due 11/15/15                                      10,000     10,411
   8.360%, due 04/15/24                                      50,000     54,285
   7.690%, due 06/15/25                                      50,000     51,175
Inverness Medical Innovations 8.750%, due 02/15/12          135,000    134,325
Multicare Cos., Inc. 9.000%, due 08/01/07 (d)(e)            330,000      2,310
                                                                    ----------
                                                                       785,179
                                                                    ----------
HEALTHCARE EQUIPMENT & SERVICES -- 0.2%
Medical Services Co. 12.100%, due 10/15/11 (144A) (b)(c)    495,000    388,575
                                                                    ----------
HOMEBUILDERS -- 1.2%
Beazer Homes USA, Inc. 8.625%, due 05/15/11                  85,000     89,569
Desarrolladora Homex S.A . 7.500%, due 09/28/15
  (144A) (c)                                                750,000    738,750
K. Hovnanian Enterprises, Inc. 7.750%, due 05/15/13          30,000     30,375
Meritage Homes Corp. 6.250%, due 03/15/15                   540,000    496,800
Schuler Homes, Inc. 10.500%, due 07/15/11                    66,000     71,156
Technical Olympic USA, Inc.
   9.000%, due 07/01/10                                      20,000     20,625
   10.375%, due 07/01/12                                     20,000     20,350
WCI Communities, Inc.
   7.875%, due 10/01/13                                     460,000    450,800
   6.625%, due 03/15/15                                     705,000    630,975
                                                                    ----------
                                                                     2,549,400
                                                                    ----------
HOTELS, RESTAURANTS & LEISURE -- 0.2%
Galaxy Entertainment Finance Co., Ltd. 9.875%, due
  12/15/12 (144A) (c)                                       375,000    386,250
                                                                    ----------
INDUSTRIAL - DIVERSIFIED -- 0.3%
Invensys Plc 6.500%, due 01/15/10 (144A) (c)                 25,000     23,313
Park-Ohio Industries, Inc. 8.375%, due 11/15/14             750,000    656,250
                                                                    ----------
                                                                       679,563
                                                                    ----------
INSURANCE -- 3.1%
Conseco, Inc.
   7.620%, due 08/09/06 (a)                                  80,000          0
   9.500%, due 10/15/06 (a)                                  40,000          0
Hanover Insurance Group, Inc. 7.625%, due 10/15/25        1,000,000  1,029,440
Kingsway America, Inc. 7.500%, due 02/01/14               1,030,000  1,054,485
------------------------------------------------------------------------------

                     See Notes to Schedule of Investments.

THE TRAVELERS SERIES TRUST
PIONEER STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
January 31, 2006
(Percentage of Net Assets)

                                                          PAR
SECURITY DESCRIPTION                                     AMOUNT       VALUE
-------------------------------------------------------------------------------
INSURANCE - CONTINUED
Odyssey Re Holdings Corp. 7.650%, due 11/01/13        $    540,000 $    565,381
Ohio Casualty Corp. 7.300%, due 06/15/14                   850,000      907,091
Platinum Underwriters Finance, Inc. 7.500%, due
  06/01/17                                               1,305,000    1,334,271
Presidential Life Corp. 7.875%, due 02/15/09             1,075,000    1,064,250
Provident Cos., Inc. 7.000%, due 07/15/18                  500,000      518,755
                                                                   ------------
                                                                      6,473,673
                                                                   ------------
LODGING -- 0.4%
Trump Entertainment Resorts, Inc. 8.500%, due
  06/01/15                                                 825,000      815,719
                                                                   ------------
MACHINERY -- 0.2%
Gardner Denver, Inc. 8.000%, due 05/01/13                  400,000      422,000
JLG Industries, Inc. 8.375%, due 06/15/12                   60,000       64,800
Manitowoc Co., Inc. 10.375%, due 05/15/11 (e)               15,000       19,603
                                                                   ------------
                                                                        506,403
                                                                   ------------
MEDIA -- 1.4%
C&M Finance, Ltd. 8.100%, due 02/01/16 (144A) (c)        1,340,000    1,354,683
CanWest Media, Inc. 8.000%, due 09/15/12                       879          894
CSC Holdings, Inc. 7.875%, due 12/15/07                     47,000       47,940
Innova S de RL 9.375%, due 09/19/13                        295,000      328,556
Kabel Deutschland GMBH 10.625%, due 07/01/14
  (144A) (c)                                             1,050,000    1,107,750
Pegasus Communications Corp. 9.750%, due 12/01/06
  (a)                                                       20,000        2,050
                                                                   ------------
                                                                      2,841,873
                                                                   ------------
METALS & MINING -- 2.3%
Asia Aluminum Holdings, Ltd. 8.000%, due 12/23/11
  (144A) (c)                                             1,105,000    1,096,712
CSN Islands IX Corp. 10.000%, due 01/15/15 (144A) (c)      125,000      143,313
Freeport-McMoRan C & G 6.875%, due 02/01/14                430,000      438,062
Ispat Inland ULC 11.280%, due 04/01/10 (b)                 250,000      260,625
Novelis, Inc. 7.750%, due 02/15/15                         400,000      380,000
Steel Dynamics, Inc. 9.500%, due 03/15/09                  155,000      163,525
Vale Overseas, Ltd.
   6.250%, due 01/11/16                                    270,000      271,350
   8.250%, due 01/17/34                                  1,100,000    1,265,000
Vedanta Resources PLC 6.625%, due 02/22/10
  (144A) (c)                                               840,000      823,981
Wheeling-Pittsburgh Corp.
   6.000%, due 08/01/10                                      4,537        3,199
   5.000%, due 08/01/11                                      8,360        6,270
                                                                   ------------
                                                                      4,852,037
                                                                   ------------
OFFICE FURNISHING & SUPPLIES -- 0.2%
Xerox Corp.
   9.750%, due 01/15/09                                    100,000      111,125
   9.750%, due 01/15/09                                     35,000       49,357
   7.125%, due 06/15/10                                    245,000      256,025
                                                                   ------------
                                                                        416,507
                                                                   ------------
OIL & GAS -- 5.6%
AKer Kvaerner ASA
   0.000%/5.000%, due 10/30/11 (f)                      10,675,000    1,523,625
   0.000%/5.000%, due 10/30/11 (f)                          50,000       47,500
Atlas Pipeline Partners L.P. 8.125%, due 12/15/15
  (144A) (c)                                               230,000      238,050
Baytex Energy, Ltd. 9.625%, due 07/15/10                 1,000,000    1,062,500
Clayton Williams Energy, Inc. 7.750%, due 08/01/13         760,000      751,450
Compass Minerals International, Inc.
   0.000%/12.750%, due 12/15/12 (f)                         60,000       56,100
-------------------------------------------------------------------------------

                     See Notes to Schedule of Investments.

THE TRAVELERS SERIES TRUST
PIONEER STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
January 31, 2006
(Percentage of Net Assets)

                                                          PAR
SECURITY DESCRIPTION                                     AMOUNT       VALUE
-------------------------------------------------------------------------------
OIL & GAS - CONTINUED
   0.000%/12.000%, due 06/01/13 (f)                    $    90,000 $     81,450
Compton Petroleum Finance Corp. 7.625%, due
  12/01/13 (144A) (c)                                      715,000      732,875
Copano Energy LLC 8.125%, due 03/01/16 (144A) (c)          250,000      250,000
DDI Holding AS 9.300%, due 01/19/12                      1,000,000    1,010,000
Delta Petroleum Corp. 7.000%, due 04/01/15                  95,000       90,725
Doe Run Resources Corp. 11.750%, due 11/01/08 (g)            8,491        7,345
Gazprom International S.A. 7.201%, due 02/01/20
  (144A) (c)                                               800,000      852,500
Harvest Operations Corp. 7.875%, due 10/15/11              490,000      494,900
J. Ray McDermott S.A. 11.500%, due 12/15/13
  (144A) (c)                                               925,000    1,105,375
Pemex Project Funding Master Trust 7.375%, due
  12/15/14                                                 200,000      221,300
Petroquest Energy, Inc. 10.375%, due 05/15/12              750,000      796,875
Pioneer Natural Resources Co. 6.500%, due 01/15/08          17,000       17,384
SEMCO Energy, Inc. 7.750%, due 05/15/13                     65,000       67,877
SemGroup LP 8.750%, due 11/15/15 (144A) (c)                465,000      481,275
Seven Seas Petroleum, Inc. 12.500%, due 05/15/05
  (a)(d)(e)                                                 60,000            0
Stone Energy Corp.
   8.250%, due 12/15/11                                     80,000       82,800
   6.750%, due 12/15/14                                  1,000,000      970,000
TransMontaigne, Inc. 9.125%, due 06/01/10                  550,000      563,750
XCL, Ltd. 13.500%, due 05/01/04 (144A) (a)(c)(d)(e)         80,000            0
XTO Energy, Inc. 6.250%, due 04/15/13                       30,000       31,657
                                                                   ------------
                                                                     11,537,313
                                                                   ------------
PAPER & FOREST PRODUCTS -- 1.0%
Abitibi Consolidated, Inc. 7.875%, due 08/01/09              1,000          980
Bowater, Inc. 6.500%, due 06/15/13                         950,000      856,187
Louisiana-Pacific Corp. 8.875%, due 08/15/10                10,000       11,027
Mercer International, Inc. 9.250%, due 02/15/13            115,000       98,325
Sino-Forest Corp. 9.125%, due 08/17/11 (144A) (c)          950,000    1,030,750
Tembec Industries, Inc. 7.750%, due 03/15/12                20,000        8,850
                                                                   ------------
                                                                      2,006,119
                                                                   ------------
PHARMACEUTICALS -- 0.3%
Warner Chilcott Corp. 8.750%, due 02/01/15 (144A) (c)      715,000      704,275
                                                                   ------------
REAL ESTATE -- 1.6%
B.F. Saul, (REIT) 7.500%, due 03/01/14                     470,000      482,925
Crescent Real Estate Equities LP (REIT) 9.250%, due
  04/15/09                                                 210,000      219,975
Forest City Enterprises, Inc. 7.625%, due 06/01/15          60,000       63,300
Host Marriott LP (REIT) 6.375%, due 03/15/15               990,000      982,575
Trustreet Properties, Inc. (REIT) 7.500%, due 04/01/15   1,075,000    1,085,750
Ventas Realty LP/Ventas Capital Corp. (REIT) 7.125%,
  due 06/01/15                                             350,000      367,938
                                                                   ------------
                                                                      3,202,463
                                                                   ------------
RETAIL - MULTILINE -- 0.9%
Asbury Automotive Group 8.000%, due 03/15/14               350,000      344,750
Brown Shoe Co., Inc. 8.750%, due 05/01/12                  477,000      500,850
Duane Reade, Inc.
   8.991%, due 12/15/10 (b)                                325,000      315,250
   9.750%, due 08/01/11                                    440,000      323,400
GSC Holdings Corp. 8.000%, due 10/01/12 (144A) (c)         285,000      278,231
Pep Boys-Manny, Moe & Jack 7.500%, due 12/15/14             86,000       76,540
                                                                   ------------
                                                                      1,839,021
                                                                   ------------
SAVINGS & LOANS -- 0.1%
Western Financial Bank 9.625%, due 05/15/12                 90,000      101,250
                                                                   ------------
-------------------------------------------------------------------------------

                     See Notes to Schedule of Investments.

THE TRAVELERS SERIES TRUST
PIONEER STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
January 31, 2006
(Percentage of Net Assets)

                                                                                            PAR
SECURITY DESCRIPTION                                                                       AMOUNT      VALUE
---------------------------------------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 0.2%
Chartered Semiconductor Manufacturing, Ltd. 6.375%, due 08/03/15                         $  495,000 $   494,860
                                                                                                    -----------
SOFTWARE -- 0.6%
Anixter, Inc. 5.950%, due 03/01/15                                                        1,374,000   1,264,411
Globix Corp. 11.000%, due 05/01/08 (g)                                                       23,802      21,422
Verado Holdings, Inc. 13.000%, due 04/15/08 (a)(d)(e)                                       138,403           0
                                                                                                    -----------
                                                                                                      1,285,833
                                                                                                    -----------
TELECOMMUNICATION SERVICES - DIVERSIFIED -- 1.3%
Alamosa Delaware, Inc. 11.000%, due 07/31/10                                                 90,000     101,250
COLO.COM, Inc. 13.875%, due 03/15/10 (144A) (a)(c)(d)(e)                                    181,448           0
Colt Telecom Group Plc 7.625%, due 12/15/09                                                  15,000      18,737
Corning, Inc. 5.900%, due 03/15/14                                                          700,000     703,304
Insight Midwest LP/Insight Capital, Inc. 9.750%, due 10/01/09                                15,000      15,525
Intelsat, Ltd./Zeus Special 0.000%/ 9.250%, due 02/01/15 (144A) (c)(f)                      810,000     538,650
MCI, Inc.
   6.908%, due 05/01/07                                                                      19,000      19,237
   7.688%, due 05/01/09                                                                      19,000      19,641
   8.735%, due 05/01/14                                                                      16,000      18,080
Mobile TeleSystems 8.375%, due 10/14/10 (144A) (c)                                          360,000     378,450
Rogers Wireless, Inc. 7.625%, due 12/15/11                                                  700,000     654,778
Tele Norte Celular Participacoes S.A. 8.000%, due 12/18/13                                  126,000     134,505
                                                                                                    -----------
                                                                                                      2,602,157
                                                                                                    -----------
TRANSPORTATION -- 1.8%
Atlantic Express Transportation Corp. 12.000%, due 04/15/08 (144A) (c)                      525,000     446,906
Greenbrier Cos., Inc. 8.375%, due 05/15/15                                                  860,000     900,850
Groupo Transportacion Ferroviaria Mexicana, S.A. DE CV 9.375%, due 05/01/12                 330,000     364,650
Ship Finance International, Ltd. 8.500%, due 12/15/13                                     1,000,000     935,000
Stena AB 7.000%, due 12/01/16                                                             1,000,000     932,500
Trailer Bridge, Inc. 9.250%, due 11/15/11                                                   100,000     103,375
                                                                                                    -----------
                                                                                                      3,683,281
                                                                                                    -----------
UTILITIES -- 2.5%
AES Corp. 8.750%, due 06/15/08                                                                7,000       7,385
Caithness Coso Funding Corp. 6.263%, due 06/15/14 (144A) (c)                                917,728     918,361
FPL Energy American Wind LLC 6.639%, due 06/20/23 (144A) (c)                                712,880     739,639
FPL Energy Wind Funding LLC 6.876%, due 06/27/17 (144A) (c)                                 270,010     266,972
Inergy L P & Inergy Financial Corp. 8.250%, due 03/01/16 (144A) (c)                         250,000     254,375
Kiowa Power Partners LLC 5.737%, due 03/30/21 (144A) (c)                                    650,000     631,595
Mission Energy Holding Co. 13.500%, due 07/15/08                                             30,000      34,800
MSW Energy Holdings II LLC/MSW Energy Finance Co. II, Inc. 7.375%, due 09/01/10             600,000     621,000
Northeast Utilities 8.580%, due 12/01/06                                                         10          10
Ormat Funding Corp. 8.250%, due 12/30/20                                                    965,256     984,561
Sierra Pacific Power Co. 8.000%, due 06/01/08                                                 5,000       5,275
Tiverton Power Associates LP/Rumford Power Associates LP 9.000%, due 07/15/18 (144A) (c)     99,337      79,967
VeraSun Energy Corp. 9.875%, due 12/15/12 (144A) (c)                                        500,000     515,000
Westar Energy, Inc. 7.125%, due 08/01/09                                                    110,000     115,627
                                                                                                    -----------
                                                                                                      5,174,567
                                                                                                    -----------
Total Domestic Bonds & Debt Securities
  (Cost $93,512,049)                                                                                 94,455,151
                                                                                                    -----------
---------------------------------------------------------------------------------------------------------------

                     See Notes to Schedule of Investments.

THE TRAVELERS SERIES TRUST
PIONEER STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
January 31, 2006
(Percentage of Net Assets)

                                                                                             PAR
SECURITY DESCRIPTION                                                                        AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------
CONVERTIBLE BONDS -- 0.0%
SOFTWARE -- 0.0%
Cybernet Internet Services International, Inc. 13.000%, due 08/15/09 (144A) (a)(c)(d)(e)
  (Cost -- $440,064)                                                                     $    440,000 $          0
                                                                                                      ------------
U. S. GOVERNMENT AGENCY MORTGAGE BACKED SECURITIES -- 1.4%
Federal Home Loan Mortgage Corp. 4.500%, due 04/01/35                                       1,609,243    1,508,691
Government National Mortgage Association 4.500%, due 03/20/35                               1,399,934    1,330,453
                                                                                                      ------------
Total U. S. Government Agency Mortgage Backed Securities (Cost $2,856,350)                               2,839,144
                                                                                                      ------------
U. S. GOVERNMENT & AGENCY OBLIGATIONS -- 36.0%
Federal Home Loan Mortgage Corp.
   3.180%, due 01/15/17 (b)                                                                   282,433       16,971
   4.500%, due 07/01/20                                                                     1,831,284    1,777,854
   3.680%, due 03/15/21 (b)                                                                    11,722          274
   0.000%, due 06/15/30                                                                        39,593       32,225
   6.000%, due 12/01/31-10/01/35                                                            4,276,239    4,026,875
   3.530%, due 03/15/32 (b)                                                                   220,015       18,249
   5.500%, due 03/15/32-01/01/35                                                            2,514,864    2,308,439
   5.000%, due 05/01/34                                                                       769,512      744,857
   STRIP 0.000%, due 06/01/31(h)                                                               47,309       39,773
Federal Home Loan Mortgage Corp. Gold Pool 6.000%, due 04/01/35- 06/01/35                   1,116,091    1,128,264
Federal National Mortgage Association
   6.375%, due 08/15/07                                                                     1,350,000    1,032,117
   6.000%, due 12/25/15-04/25/33                                                              472,380       99,088
   5.000%, due 03/25/17-10/01/20                                                            1,748,263    1,243,345
   3.170%, due 03/25/18 (b)                                                                   489,561       38,120
   5.500%, due 12/01/18-03/01/25                                                            1,170,607    1,170,251
   4.500%, due 09/01/20-03/01/35                                                            1,684,940    1,622,782
   0.000%, due 09/17/29                                                                        21,256       18,203
   7.500%, due 01/01/30-01/25/42                                                               47,361       49,190
   2.570%, due 01/25/32 (b)                                                                   903,824       49,009
   3.570%, due 03/25/32 (b)                                                                   206,007       18,284
   3.470%, due 09/25/32-10/25/32 (b)                                                          183,223       17,521
   2.470%, due 02/25/33 (b)                                                                 1,167,481       71,004
Federal National Mortgage Association STRIP 5.500%, due 01/01/33                              556,033      124,906
Federal National Mortgage Association: Grantor Trust: Pass-Through Certificate
   7.500%, due 06/25/30-12/25/41                                                              564,576      587,230
   7.000%, due 11/25/31-12/25/41                                                                6,389        6,596
Freddie Mac Gold Pool
   4.500%, due 11/01/18-05/01/20                                                            1,399,003    1,359,287
   5.000%, due 06/01/35                                                                       545,038      526,601
Ginnie Mae I Pool
   5.000%, due 10/15/33-06/15/35                                                            4,551,547    4,485,890
   5.500%, due 04/15/34-06/15/35                                                            3,709,827    3,728,698
   4.500%, due 04/15/35                                                                     3,402,237    3,258,894
Government National Mortgage Association
   5.000%, due 10/15/18-08/20/34                                                              564,681      559,916
   5.500%, due 08/15/19-10/15/34                                                            3,448,001    3,475,680
   6.000%, due 02/15/24-12/15/33                                                            1,334,944    1,369,938
   6.500%, due 11/15/32                                                                        24,779       25,938
   4.500%, due 09/15/33-10/15/35                                                            5,245,237    5,024,287
U.S. Treasury Bonds
   7.250%, due 05/15/16                                                                     3,060,000    3,717,423
   5.250%, due 11/15/28                                                                       500,000      536,113
U.S. Treasury Inflation Indexed Bonds
   3.375%, due 01/15/12                                                                     3,128,710    3,387,564
------------------------------------------------------------------------------------------------------------------

                     See Notes to Schedule of Investments.

THE TRAVELERS SERIES TRUST
PIONEER STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
January 31, 2006
(Percentage of Net Assets)

                                                                          PAR
SECURITY DESCRIPTION                                                     AMOUNT         VALUE
-------------------------------------------------------------------------------------------------
   1.875%, due 07/15/15                                               $   1,716,493 $   1,700,200
U.S. Treasury Inflation Protected Notes 3.500%, due 01/15/11              8,315,480     8,948,238
U.S. Treasury Notes
   4.000%, due 08/31/07-02/15/15                                          5,390,000     5,234,606
   4.875%, due 02/15/12                                                     745,000       758,882
   4.125%, due 05/15/15                                                     900,000       871,981
   6.250%, due 08/15/23                                                     370,000       435,675
U.S. Treasury Inflation Indexed Notes 3.000%, due 07/15/12                2,952,345     3,144,596
U.S. Treasury Strips 0.000%, due 05/15/13 - 11/15/13 (h)                  8,180,000     5,765,757
                                                                                    -------------
Total U. S. Government & Agency Obligations (Cost $76,214,953)                         74,557,591
                                                                                    -------------
MUNICIPALS -- 1.5%
IOWA -- 0.6%
Tobacco Settlement Authority, Tobacco Settlements Asset-Backed Bonds
  5.600%, due 06/01/35                                                    1,130,000     1,246,808
                                                                                    -------------
LOUISIANA -- 0.2%
Tobacco Settlement Financing Corp., LA Tobacco Settlement Asset-
  Backed Bonds 5.875%, due 05/15/39                                         300,000       316,626
                                                                                    -------------
MINNESOTA -- 0.2%
Minneapolis & St. Paul Metropolitan Airports Commission, Special
  Facilities Revenue, Northwest Airlines Project 7.000%, due 04/01/25       500,000       325,120
                                                                                    -------------
NEW JERSEY -- 0.4%
New Jersey Economic Development Authority, Special Facilities
  Revenue, Continental Airlines, Inc. Project 6.250%, due 09/15/29          430,000       396,675
Tobacco Settlement Financing Corp., NJ Tobacco Settlement Asset-
  Backed Bonds 7.000%, due 06/01/41                                         440,000       502,379
                                                                                    -------------
                                                                                          899,054
                                                                                    -------------
WASHINGTON -- 0.1%
Tobacco Settlement Authority, WA Tobacco Settlement Asset-Backed
  Bonds 6.625%, due 06/01/32                                                220,000       241,265
                                                                                    -------------
Total Municipals (Cost $2,559,773)                                                      3,028,873
                                                                                    -------------
FOREIGN BONDS & DEBT SECURITIES -- 8.5%
BRAZIL -- 0.5%
Federative Republic of Brazil
   10.000%, due 01/16/07-08/07/11                                           130,000       139,725
   8.875%, due 04/15/24                                                      66,000        76,131
   10.125%, due 05/15/27                                                    290,000       376,420
Banco Nacional de Desenvolvimento Economico e Social 8.000%, due
  04/28/10 (i)                                                          550,000,000       384,512
DCB, Registered 5.250%, due 04/15/12 (b)                                    141,472       141,203
                                                                                    -------------
                                                                                        1,117,991
                                                                                    -------------
CANADA -- 1.9%
Government of Canada
   4.250%, due 09/01/09                                                     282,000       248,571
   5.500%, due 06/01/10                                                     330,000       305,046
   5.250%, due 06/01/12                                                   1,230,000     1,143,656
Province of Ontario 5.500%, due 04/23/13                                  3,000,000     2,237,039
                                                                                    -------------
                                                                                        3,934,312
                                                                                    -------------
COLOMBIA -- 0.6%
Republic of Colombia
   9.750%, due 04/23/09-04/09/11                                            657,407       739,683
-------------------------------------------------------------------------------------------------

                     See Notes to Schedule of Investments.

THE TRAVELERS SERIES TRUST
PIONEER STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
January 31, 2006
(Percentage of Net Assets)

                                                                          PAR
SECURITY DESCRIPTION                                                     AMOUNT       VALUE
----------------------------------------------------------------------------------------------
COLOMBIA - CONTINUED
   10.750%, due 01/15/13                                               $   485,000 $   611,100
                                                                                   -----------
                                                                                     1,350,783
                                                                                   -----------
FRANCE -- 0.7%
Government of France 3.000%, due 07/25/09                                1,116,190   1,445,700
                                                                                   -----------
MEXICO -- 0.4%
United Mexican States
   4.625%, due 10/08/08                                                    230,000     228,793
   7.500%, due 01/14/12                                                    144,000     160,488
   8.625%, due 02/01/22                                                     90,000     110,160
   8.300%, due 08/15/31                                                    200,000     252,500
                                                                                   -----------
                                                                                       751,941
                                                                                   -----------
NETHERLANDS -- 0.1%
Kingdom of the Netherlands 5.000%, due 07/15/12                            130,000     173,262
                                                                                   -----------
NORWAY -- 1.5%
Government of Norway
   6.750%, due 01/15/07                                                  8,045,000   1,253,281
   5.500%, due 05/15/09                                                  2,200,000     352,573
   6.000%, due 05/16/11                                                  9,460,000   1,587,921
                                                                                   -----------
                                                                                     3,193,775
                                                                                   -----------
PERU -- 0.2%
Republic of Peru
   5.000%, due 03/07/17 (b)                                                217,300     213,497
FLIRB Bonds 5.000%, due 03/07/17 (b)(c)                                    112,700     108,192
                                                                                   -----------
                                                                                       321,689
                                                                                   -----------
RUSSIA -- 0.7%
Russian Federation
   8.250%, due 03/31/10                                                     60,000      63,948
   5.000%, due 03/31/30 (144A)(c)                                        1,197,500   1,338,206
                                                                                   -----------
                                                                                     1,402,154
                                                                                   -----------
SWEDEN -- 1.9%
Kingdom of Sweden
   5.250%, due 03/15/11                                                 14,240,000   2,046,943
   5.500%, due 10/08/12                                                 12,740,000   1,888,804
                                                                                   -----------
                                                                                     3,935,747
                                                                                   -----------
UKRAINE -- 0.0%
Government of Ukraine 11.000%, due 03/15/07                                 26,602      27,509
                                                                                   -----------
Total Foreign Bonds & Debt Securities
  (Cost $15,180,214)                                                                17,654,863
                                                                                   -----------
ESCROWED SHARES -- 0.0%
Vlasic Foods International, Inc. 0.000%, due 01/01/49
  (Cost -- $0)                                                             190,660       6,902
                                                                                   -----------
LOAN PARTICIPATION -- 0.2%
CHILE -- 0.2%
Empresa Electrica Guacolda S.A. (CS First Boston) 8.625%, due 04/30/13
  (144A) (c)                                                               324,000     362,046
                                                                                   -----------
UNITED STATES -- 0.0%
Olympus Cable Holdings LLC (First Union Securities, Inc. / The Bank of
  Nova Scotia) 4.798%, due 09/30/10                                         36,164      35,305
                                                                                   -----------
Total Loan Participation (Cost $383,857)                                               397,351
                                                                                   -----------
----------------------------------------------------------------------------------------------

                     See Notes to Schedule of Investments.

THE TRAVELERS SERIES TRUST
PIONEER STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
January 31, 2006
(Percentage of Net Assets)

SECURITY DESCRIPTION                                                SHARES    VALUE
-------------------------------------------------------------------------------------
COMMON STOCKS -- 0.3%
AIRLINES -- 0.0%
US Airways Group, Inc. - Class A *                                       25 $       0
US Airways Group, Inc., Liquidating Trust, CBI *                     37,802       756
US Airways Group, Inc., Liquidating Trust, CBI *                     37,802       756
US Airways Group, Inc., Liquidating Trust, CBI *                     37,802       756
US Airways Group, Inc., Liquidating Trust, CBI *                     37,802       756
US Airways Group, Inc., Liquidating Trust, CBI *                     37,802       756
US Airways Group, Inc., Liquidating Trust, CBI *                     37,802       756
US Airways Group, Inc., Liquidating Trust, CBI *                     37,802       756
US Airways Group, Inc., Liquidating Trust, CBI *                     37,802       756
US Airways Group, Inc., Liquidating Trust, CBI *                     37,802       756
                                                                            ---------
                                                                                6,804
                                                                            ---------
COMMERCIAL SERVICES & SUPPLIES -- 0.0%
AGY Holding Corp. *(d)                                                   33     4,488
Loewen Group, Inc. *(d)(e)                                           20,000         2
Polymer Group, Inc. - Class A *                                         136     3,230
                                                                            ---------
                                                                                7,720
                                                                            ---------
FINANCIAL--DIVERSIFIED -- 0.0%
Outsourcing Solutions, Inc. *(d)                                        246     1,047
                                                                            ---------
FOOD PRODUCTS -- 0.0%
Archibald Candy Corp. *(d)(e)                                           308       878
Aurora Foods, Inc. *(d)(e)                                            2,833         0
PSF Group Holdings, Inc. LLC - Class A *(d)                              22    45,455
                                                                            ---------
                                                                               46,333
                                                                            ---------
INSURANCE -- 0.1%
Conseco, Inc. *                                                       5,666   138,081
Leucadia National Corp.                                                  13       682
                                                                            ---------
                                                                              138,763
                                                                            ---------
IT CONSULTING & SERVICES -- 0.0%
Comdisco Holding Co., Inc. *                                             83     1,247
                                                                            ---------
MEDIA -- 0.0%
Rogers Communications, Inc.                                             343    15,140
                                                                            ---------
OIL & GAS -- 0.0%
New XCL-China LLC - Class C *(d)                                         79    11,123
Sterling Chemicals, Inc. *                                               35       387
York Research *(d)(e)                                                   337         0
                                                                            ---------
                                                                               11,510
                                                                            ---------
TELECOMMUNICATION SERVICES - DIVERSIFIED -- 0.0%
Cincinnati Bell, Inc. *                                                  35       123
Covad Communications Group, Inc. *                                       10        12
Ionex Communications, Inc. *(d)                                         176         0
KNOLOGY, Inc. *(c)(e)                                                    49       181
                                                                            ---------
                                                                                  316
                                                                            ---------
TELECOMMUNICATION SERVICES - WIRELESS -- 0.2%
Dobson Communications Corp. Class A *                                15,125   112,227
iPCS, Inc. *                                                          5,531   262,446
USA Mobility, Inc.                                                        4       112
                                                                            ---------
                                                                              374,785
                                                                            ---------
Total Common Stocks (Cost $667,736)                                           603,665
                                                                            ---------
-------------------------------------------------------------------------------------

                     See Notes to Schedule of Investments.

THE TRAVELERS SERIES TRUST
PIONEER STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
January 31, 2006
(Percentage of Net Assets)

SECURITY DESCRIPTION                                  SHARES VALUE
-------------------------------------------------------------------
PREFERRED STOCK -- 0.0%
AIRLINES -- 0.0%
US Airways Group, Inc. - Class A *(e)                   16   $    0
                                                             ------
MEDIA -- 0.0%
PTV, Inc., Series A, 10.000%, Cumulative, Series A(d)    1        2
                                                             ------
Total Preferred Stock (Cost $--)                                  2
                                                             ------

CONVERTIBLE PREFERRED STOCK -- 0.0%
COMMUNICATIONS EQUIPMENT -- 0.0%
Telex Communications, Inc., Series B 0.000%(b)       1,417       14
                                                           --------
METALS & MINING -- 0.0%
LTV Corp. 8.250% *(144A) (a)(c)(d)                   7,000        0
Weirton Steel Corp., Series C 0.000%*(q)(h)            180        0
                                                           --------
                                                                  0
                                                           --------
TELECOMMUNICATION SERVICES - WIRELESS -- 0.0%
Dobson Communications Corp. 6.000%, due 08/19/16
  (144A) (c)(e)                                        259   44,321
                                                           --------
Total Convertible Preferred Stock (Cost $406,371)            44,335
                                                           --------
RIGHTS -- 0.0%

FOREIGN GOVERNMENT -- 0.0%
United Mexican States, Value Recovery Rights,
  due 06/30/06                                     250,000    4,875
United Mexican States, Value Recovery Rights,
  due 06/30/07 *                                   250,000    6,175
                                                           --------
                                                             11,050
                                                           --------
Total Rights (Cost $--)                                      11,050
                                                           --------

SECURITY DESCRIPTION                               SHARES   VALUE
-------------------------------------------------------------------
WARRANTS -- 0.1%
AIRLINES -- 0.0%
US Airways Group, Inc. - Class A1, Expire 4/15/08
  *(d)(e)                                               16        0
                                                           --------
COMMERCIAL SERVICES & SUPPLIES -- 0.0%
AGY Holding Corp., Non-Expiring *(d)(e)                 27        0
MDP Acquisitions PLC Corp.*(c)                          42      850
                                                           --------
                                                                850
                                                           --------
COMMUNICATIONS EQUIPMENT -- 0.1%
American Tower Corp., Expire 8/1/08 *(c)               140   61,026
COLO.COM, Inc., Expire 3/15/10*(c)(d)(e)               220        0
ICG Communications, Inc., Expire 10/15/05 *(d)(e)      495        0
KMC Telecom Holdings, Inc., Expire 4/15/08
  *(d)(e)                                              250        0
Startec Global Communications Corp., Expire
  5/15/08*(c)(d)(e)                                    170        0
                                                           --------
                                                             61,026
                                                           --------
CONTAINERS & PACKAGING -- 0.0%
Pliant Corp.*(c)(d)(e)                                  90        1
                                                           --------
FINANCIAL - DIVERSIFIED -- 0.0%
ContiFinancial Corp., Liquidating Trust, Units of
  Interest (Represents interest in a trust in the
  liquidation of ContiFinancial Corp. and its
  affiliates)                                      845,262    1,057
Mediq Inc., Expire 06/01/09 *(c)(d)(e)                 110        0
                                                           --------
                                                              1,057
                                                           --------
-------------------------------------------------------------------

                     See Notes to Schedule of Investments.

THE TRAVELERS SERIES TRUST
PIONEER STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
January 31, 2006
(Percentage of Net Assets)

SECURITY DESCRIPTION                                     SHARES    VALUE
---------------------------------------------------------------------------
FOOD PRODUCTS -- 0.0%
TravelCenters of America, Inc., Expire 05/01/09 *(d)(e)      750 $    4,125
                                                                 ----------
FOREIGN GOVERNMENT -- 0.0%
Republic of Venezuela, Expire 04/15/20 expires 04/15/20    1,700     53,975
                                                                 ----------
HOTELS, RESTAURANTS & LEISURE -- 0.0%
Mikohn Gaming Corp., Expire 08/15/08 *(d)(e)                  70          1
                                                                 ----------
INDUSTRIAL - DIVERSIFIED -- 0.0%
Dayton Superior Corp., Expire 06/15/09, (144A)*(c)(d)(e)     210          0
Solutia, Inc., Expire 07/15/09*(c)(d)(e)                      18          0
                                                                 ----------
                                                                          0
                                                                 ----------
MEDIA -- 0.0%
XM Satellite Radio Holdings, Inc., Expire 03/15/10*(c)       100      6,451
                                                                 ----------
TELECOMMUNICATION SERVICES - DIVERSIFIED -- 0.0%
KNOLOGY Holdings, Inc., Expire 10/22/07(d)(e)                215          0
                                                                 ----------
TELECOMMUNICATION SERVICES - WIRELESS -- 0.0%
UbiquiTel, Inc., Expire 04/15/10, (144A)*(c)(d)(e)           310          3
                                                                 ----------
TRANSPORTATION INFRASTRUCTURE -- 0.0%
Atlantic Express Transportation Corp. Expires 04/15/05*      525      2,100
                                                                 ----------
Total Warrants (Cost $77,982)                                       129,589
                                                                 ----------

                                                     PAR
SECURITY DESCRIPTION                                AMOUNT        VALUE
---------------------------------------------------------------------------
SHORT-TERM INVESTMENT -- 2.2%
State Street Bank & Trust Co., Repurchase
  Agreement, dated 01/31/06 at 2.000% to be
  repurchased at $4,599,255 on 02/01/06
  collateralized by $3,415,000 U.S. Treasury Bond
  at 8.125% due 08/15/19 with a value of
  $4,696,581. (Cost -- $4,599,000)                $ 4,599,000     4,599,000
                                                              -------------
TOTAL INVESTMENTS -- 95.8%
  (Cost $196,898,349#)                                          198,327,516
                                                              -------------
Other Assets and Liabilities (Net) -- 4.2%                        8,660,272
                                                              -------------
TOTAL NET ASSETS -- 100.0%                                    $ 206,987,788
                                                              =============

 *  Non-income producing security.
 # Aggregate cost for federal income tax purposes is substantially the same.
(a) Security is in default.
(b) Variable or floating rate security. The stated rate represents the rate at January 31, 2006.
(c) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under the guidelines established by the Board of Trustees. These securities represent in the aggregate 17.914% of net assets.
(d) Security is valued in good faith at fair value by or under the direction of the Board of Directors.
(e) Illiquid security. At January 31, 2006, the value of these securities amounted to 71,425 or 0.0 % of net assets.
(f) Security is a "step-up" bond where coupon increases or steps up at a predetermined date. Rates shown are current coupon and next coupon rate when security steps up.
(g) Payment-in-kind security for which part of the income earned may be paid as additional principal.
(h) Zero Coupon Bond.
(i) Par shown in Italian Lira. Issue has not redenominated into Eurodollar.

    Abbreviations used in this schedule:
    ____________________________________
    DCB - Debt Conversion Bond
    FLIRB - Front-Loaded Interest Reduction Bonds

    REI - Real Estate Investment Trust

    For information regarding the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent Annual Report

The following table summarizes the credit composition of the portfolio holdings of the Pioneer Strategic Income Portfolio at January 31, 2006, based upon quality ratings issued by Standard & Poor's. For Securities not rated by Standard & Poor's, the equivalent Moody's rating is used.

                                                             PERCENT OF
                                                              PORTFOLIO
PORTFOLIO COMPOSITION BY CREDIT QUALITY                      (UNAUDITED)
------------------------------------------------------------------------
   AAA/Government/Government Agency                             45.99%
   AA                                                            1.21
   A                                                             0.40
   BBB                                                           9.31
   BB                                                           13.74
   B                                                            20.77
   Below B                                                       8.58
                                                               ------
   Total:                                                      100.00%
                                                               ======
------------------------------------------------------------------------

                     See Notes to Schedule of Investments.

THE TRAVELERS SERIES TRUST
SALOMON BROTHERS STRATEGIC TOTAL RETURN BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
January 31, 2006
(Percentage of Net Assets)

                                                             PAR
SECURITY DESCRIPTION                                        AMOUNT   VALUE
----------------------------------------------------------------------------
DOMESTIC BONDS & DEBT SECURITIES -- 32.6%
ADVERTISING -- 0.0%
Lamar Media Corp. 6.625%, due 08/15/15
  (144A) (a)                                               $  5,000 $  5,050
                                                                    --------
AEROSPACE & DEFENSE -- 0.5%
Alliant Techsystems, Inc. 8.500%, due 05/15/11               25,000   26,375
DRS Technologies, Inc. 7.625%, due 02/01/18                   5,000    5,100
Sequa Corp. 9.000%, due 08/01/09                             25,000   27,250
                                                                    --------
                                                                      58,725
                                                                    --------
ASSET-BACKED SECURITIES -- 2.2%
Amortizing Residential Collateral Trust 5.730%,
  due 08/25/32 (b)                                          115,214  115,824
Bear Stearns Asset-Backed Securities, Inc.
   6.500%, due 01/25/34 (144A)(a)                                59       59
   5.000%, due 05/25/34 (144A)(a)                             4,913    4,895
Bear Stearns Asset-Backed Securities, Inc. NIM
  Trust 5.250%, due 08/25/34 (144A) (a)                       5,148    5,131
Countrywide Asset-Backed Certificates 5.780%,
  due 06/25/34 (b)                                           50,000   50,738
Countrywide Asset-Backed Securities, Inc.
  5.500%, due 10/25/35 (144A) (a)                             4,810    4,799
First Consumers Credit Card Master Trust
  4.780%, due 09/15/08 (b)                                    5,447    5,436
Metris Master Trust 5.570%, due 11/20/09 (b)                 70,000   70,129
Novastar Home Equity Loan 6.155%, due 02/25/34
  (b)                                                        20,000   20,335
Sail Net Interest Margin Notes
   7.750%, due 04/27/33 (144A)(a)                               854      856
   5.000%, due 04/27/34 (144A)(a)                             2,837    2,836
                                                                    --------
                                                                     281,038
                                                                    --------
AUTOMOBILES -- 1.0%
DaimlerChrysler North America Holding Corp.
  4.050%, due 06/04/08                                       50,000   48,632
Ford Motor Co.
   6.625%, due 10/01/28                                      10,000    6,950
   7.450%, due 07/16/31                                      40,000   29,700
   8.900%, due 01/15/32                                       5,000    3,900
General Motors Corp. 8.375%, due 07/15/33                    20,000   14,900
TRW Automotive, Inc. 9.375%, due 02/15/13                    22,000   24,035
                                                                    --------
                                                                     128,117
                                                                    --------
CHEMICALS -- 1.7%
FMC Corp. 7.750%, due 07/01/11                               25,000   26,873
Huntsman International LLC 10.125%, due 07/01/09             14,000   14,543
ISP Chemco, Inc. 10.250%, due 07/01/11                       25,000   26,875
Lyondell Chemical Co. 11.125%, due 07/15/12                  25,000   28,187
Methanex Corp. 8.750%, due 08/15/12                          25,000   27,937
Millennium America, Inc. 9.250%, due 06/15/08                25,000   27,000
Resolution Performance Products, Inc. 13.500%,
  due 11/15/10                                               25,000   26,813
Rhodia S.A. 8.875%, due 06/01/11                             20,000   20,500
Westlake Chemical Corp. 8.750%, due 07/15/11                 16,000   17,560
                                                                    --------
                                                                     216,288
                                                                    --------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 1.0%
Commercial Mortgage Pass-Through Certificates
  5.470%, due 11/15/15 (144A) (a) (b)                        28,029   28,159
Merit Securities Corp. 6.060%, due 09/28/32
  (144A) (a) (b)                                            104,592  102,104
                                                                    --------
                                                                     130,263
                                                                    --------
CONTAINERS & PACKAGING -- 0.7%
Berry Plastics Corp. 10.750%, due 07/15/12                   25,000   27,250
Graphic Packaging International Corp. 9.500%,
  due 08/15/13                                               10,000    9,450
Jefferson Smurfit Corp. 8.250%, due 10/01/12                 25,000   23,875
Pliant Corp. 11.125%, due 09/01/09                            5,000    4,387
----------------------------------------------------------------------------

                     See Notes to Schedule of Investments.

THE TRAVELERS SERIES TRUST
SALOMON BROTHERS STRATEGIC TOTAL RETURN BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
January 31, 2006
(Percentage of Net Assets)

                                                               PAR
SECURITY DESCRIPTION                                          AMOUNT   VALUE
------------------------------------------------------------------------------
CONTAINERS & PACKAGING - CONTINUED
Radnor Holdings Corp. 11.000%, due 03/15/10                  $ 25,000 $ 20,625
                                                                      --------
                                                                        85,587
                                                                      --------
ELECTRIC UTILITIES -- 3.4%
AES Corp. 9.500%, due 06/01/09                                 25,000   27,156
Appalachian Power Co. 5.950%, due 05/15/33                     50,000   49,324
Calpine Corp. 8.500%, due 07/15/10 (144A) (a)                  15,000   13,481
Duke Energy Corp. 4.200%, due 10/01/08                         50,000   48,815
Dynegy Holdings, Inc. 9.875%, due 07/15/10
  (144A) (a)                                                   25,000   27,500
Edison Mission Energy 9.875%, due 04/15/11                     15,000   17,475
El Paso Corp., MTN 7.375%, due 12/15/12                        50,000   51,875
Entergy Gulf States, Inc. 6.200%, due 07/01/33                 75,000   70,678
Mirant Americas Generation LLC 9.125%, due
  05/01/31 (c)                                                 25,000   26,719
NRG Energy, Inc.
   8.000%, due 12/15/13                                        17,000   19,040
   7.250%, due 02/01/14                                         5,000    5,094
   7.375%, due 02/01/16                                        15,000   15,338
Reliant Energy, Inc. 9.250%, due 07/15/10                      25,000   24,813
Texas Genco LLC/Texas Genco Financing Corp.
  6.875%, due 12/15/14 (144A) (a)                              25,000   27,187
                                                                      --------
                                                                       424,495
                                                                      --------
ENTERTAINMENT & LEISURE -- 0.1%
Gaylord Entertainment Co. 6.750%, due 11/15/14                 10,000    9,800
                                                                      --------

ENVIRONMENTAL SERVICES -- 0.4%
Allied Waste North America, Inc. 9.250%, due
  09/01/12                                                     17,000   18,488
IMCO Recycling, Inc. 10.375%, due 10/15/10                     25,000   27,625
                                                                      --------
                                                                        46,113
                                                                      --------
FINANCIAL--DIVERSIFIED -- 6.5%
Bank of America Corp. 7.400%, due 01/15/11                     65,000   71,362
BCP Crystal U.S. Holdings Corp. 9.625%, due
  06/15/14                                                     16,000   17,840
Capital One Bank 5.750%, due 09/15/10                          50,000   51,072
CIT Group, Inc. 7.750%, due 04/02/12                           75,000   84,469
Corp Andina de Fomento 6.875%, due 03/15/12                   100,000  108,026
Countrywide Home Loans, Inc. 4.000%, due
  03/22/11                                                     75,000   70,417
EnCana Holdings Finance Corp. 5.800%, due
  05/01/14                                                     50,000   51,702
Ford Motor Credit Co. 4.950%, due 01/15/08                     25,000   23,070
Ford Motor Credit Co. 6.625%, due 06/16/08                      5,000    4,707
General Motors Acceptance Corp.
   6.750%, due 12/01/14                                        25,000   23,732
   8.000%, due 11/01/31                                         5,000    5,112
HSBC Finance Capital Trust IX 5.911%, due
  11/30/35                                                     50,000   50,206
International Lease Finance Corp. 5.875%, due
  05/01/13                                                     50,000   51,351
JPMorgan Chase & Co. 6.625%, due 03/15/12                      70,000   75,094
MBNA Corp. 4.625%, due 09/15/08                                55,000   54,567
Nell AF SARL 8.375%, due 08/15/15 (144A) (a)                    5,000    5,019
Standard Chartered Bank Plc 8.000%, due
  05/30/31 (144A) (a)                                          50,000   63,591
                                                                      --------
                                                                       811,337
                                                                      --------
FOOD PRODUCTS -- 0.8%
Dole Food Co., Inc. 7.250%, due 06/15/10                       10,000    9,712
Kraft Foods, Inc. 5.625%, due 11/01/11                         40,000   40,564
Safeway, Inc. 7.250%, due 02/01/31                             50,000   54,114
                                                                      --------
                                                                       104,390
                                                                      --------
--------------------------------------------------------------------------------

                     See Notes to Schedule of Investments.

THE TRAVELERS SERIES TRUST
SALOMON BROTHERS STRATEGIC TOTAL RETURN BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
January 31, 2006
(Percentage of Net Assets)

                                                                 PAR
SECURITY DESCRIPTION                                            AMOUNT   VALUE
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES -- 0.9%
Extendicare Health Services, Inc. 9.500%, due
  07/01/10                                                     $ 25,000 $ 26,656
Tenet Healthcare Corp. 9.875%, due 07/01/14                      25,000   25,125
Vanguard Health Holdings Co. I LLC 0.000%/
  11.250%, due 10/01/15 (d)                                      10,000    7,350
Vanguard Health Holdings II 9.000%, due 10/01/14                  5,000    5,300
Wyeth 5.500%, due 03/15/13 (b)                                   50,000   50,392
                                                                        --------
                                                                         114,823
                                                                        --------
INDUSTRIAL CONGLOMERATES -- 0.4%
Tyco International Group S.A. 6.125%, due
  11/01/08                                                       50,000   51,081
                                                                        --------
LODGING -- 0.5%
Kerzner International, Ltd. 6.750%, due 10/01/15                 10,000    9,800
MGM MIRAGE, Inc. 6.750%, due 09/01/12                            25,000   25,563
Turning Stone Casino Resort Enterprise 9.125%,
  due 12/15/10 (144A) (a)                                        25,000   26,125
                                                                        --------
                                                                          61,488
                                                                        --------
MACHINERY -- 0.6%
Case New Holland, Inc. 9.250%, due 08/01/11                      25,000   26,875
NMHG Holding Co. 10.000%, due 05/15/09                           25,000   26,625
Terex Corp. 10.375%, due 04/01/11                                25,000   26,562
                                                                        --------
                                                                          80,062
                                                                        --------
MEDIA -- 2.7%
AMC Entertainment, Inc. 11.000%, due 02/01/16
  (144A) (a)                                                      5,000    5,025
AT&T Broadband Corp. 8.375%, due 03/15/13                        50,000   57,309
CanWest Media, Inc. 8.000%, due 09/15/12                         10,000   10,175
CCH I Holdings LLC 10.000%, due 05/15/14
  (144A) (a)                                                      5,000    2,575
CCH I LLC 11.000%, due 10/01/15 (144A) (a)                       44,000   36,410
Cenveo Corp. 9.625%, due 03/15/12                                25,000   26,937
Dex Media West LLC/Dex Media Finance Co.
  9.875%, due 08/15/13                                           23,000   25,501
DirecTV Holdings LLC/DirecTV Financing Co.
  8.375%, due 03/15/13                                           16,000   17,240
EchoStar DBS Corp.
   6.625%, due 10/01/14                                          20,000   19,500
   7.125%, due 02/01/16 (144A)(a)                                 5,000    4,956
Mediacom LLC/Mediacom Capital Corp. 9.500%, due
  01/15/13                                                       25,000   24,938
Muzak LLC/Muzak Finance Corp. 10.000%, due
  02/15/09                                                       25,000   22,250
R.H. Donnelley Finance Corp. I 10.875%, due
  12/15/12 (144A) (a)                                            25,000   28,250
Time Warner, Inc. 7.625%, due 04/15/31                           50,000   55,709
                                                                        --------
                                                                         336,775
                                                                        --------
METALS & MINING -- 0.3%
Mueller Group, Inc. 10.000%, due 05/01/12                        25,000   26,625
Novelis, Inc. 7.750%, due 02/15/15                               10,000    9,500
Republic Technologies International LLC/RTI
  Capital Corp. 13.750%, due 07/15/09 (c)(e)(f)                 200,000        0
                                                                        --------
                                                                          36,125
                                                                        --------
OFFICE FURNISHING & SUPPLIES -- 0.2%
Tempur-Pedic, Inc./Tempur Production USA, Inc.
  10.250%, due 08/15/10                                          16,000   17,320
Xerox Capital Trust I 8.000%, due 02/01/27                       10,000   10,363
                                                                        --------
                                                                          27,683
                                                                        --------
OIL & GAS -- 1.9%
Chesapeake Energy Corp 6.250%, due 01/15/18                      25,000   24,812
Devon Financing Corp. ULC 6.875%, due 09/30/11                   50,000   54,281
EXCO Resources, Inc. 7.250%, due 01/15/11                        15,000   15,300
Magnum Hunter Resources, Inc. 9.600%, due
  03/15/12                                                       16,000   17,420
Stone Energy Corp. 8.250%, due 12/15/11                          25,000   25,875
--------------------------------------------------------------------------------


                     See Notes to Schedule of Investments.

THE TRAVELERS SERIES TRUST
SALOMON BROTHERS STRATEGIC TOTAL RETURN BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
January 31, 2006
(Percentage of Net Assets)

                                                               PAR
SECURITY DESCRIPTION                                          AMOUNT   VALUE
------------------------------------------------------------------------------
OIL & GAS - CONTINUED
Valero Energy Corp. 4.750%, due 06/15/13                      $50,000 $ 48,228
Vintage Petroleum, Inc. 7.875%, due 05/15/11                   25,000   26,250
Williams Companies, Inc. 7.625%, due 07/15/19                  25,000   27,500
                                                                      --------
                                                                       239,666
                                                                      --------
PAPER & FOREST PRODUCTS -- 0.2%
Buckeye Technologies, Inc. 8.000%, due 10/15/10                25,000   24,250
                                                                      --------
PHARMACEUTICALS -- 0.1%
Valeant Pharmaceuticals International 7.000%,
  due 12/15/11                                                 10,000    9,850
                                                                      --------
REAL ESTATE -- 1.4%
Boston Properties LP (REIT) 6.250%, due 01/15/13               65,000   67,830
Host Marriott LP (REIT) 7.125%, due 11/01/13                   25,000   25,844
iStar Financial, Inc. (REIT) 5.150%, due 03/01/12              50,000   48,517
MeriStar Hospitality Operating Partnership
  LP/MeriStar Hospitality Finance Corp. (REIT)
  10.500%, due 06/15/09                                        25,000   26,375
                                                                      --------
                                                                       168,566
                                                                      --------
RETAIL--MULTILINE -- 1.2%
Home Interiors & Gifts, Inc. 10.125%, due
  06/01/08                                                     10,000    8,050
Jafra Cosmetics International,
  Inc./Distribuidora Comercial Jafra SA de CV
  10.750%, due 05/15/11                                        16,000   17,520
Jean Coutu Group PJC, Inc. 8.500%, due 08/01/14                25,000   23,938
Levi Strauss & Co. 12.250%, due 12/15/12                       10,000   11,400
Limited Brands, Inc. 6.950%, due 03/01/33                      60,000   59,886
Neiman Marcus Group, Inc. 10.375%, due 10/15/15
  (144A) (a)                                                    5,000    5,181
PETCO Animal Supplies, Inc. 10.750%, due 11/01/11              25,000   26,969
Windmere Durable Holdings, Inc. 10.000%, due
  07/31/08                                                      1,000      975
                                                                      --------
                                                                       153,919
                                                                      --------
SAVINGS & LOANS -- 0.3%
Gaz Capital S.A. 8.625%, due 04/28/34                          25,000   31,720
                                                                      --------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 0.2%
Amkor Technologies, Inc. 10.500%, due 05/01/09                 25,000   23,625
                                                                      --------
SOFTWARE -- 0.0%
Sungard Data Systems, Inc. 9.125%, due 08/15/13
  (144A) (a)                                                    5,000    5,225
                                                                      --------
TELECOMMUNICATION SERVICES-DIVERSIFIED -- 3.4%
Alamosa Delaware, Inc. 11.000%, due 07/31/10                    7,000    7,875
AT&T Wireless Services, Inc. 8.750%, due 03/01/31              50,000   65,715
Centennial Cellular Operating Co./Centennial
  Communications Corp. 8.125%, due 02/01/14                    25,000   25,562
Insight Midwest LP/Insight Capital, Inc.
  10.500%, due 11/01/10                                        15,000   15,881
Intelsat, Ltd./Zeus Special 0.000%/ 9.250%, due
  02/01/15 (144A) (a)(d)                                       10,000    6,650
L-3 Communications Corp. 7.625%, due 06/15/12                  25,000   26,312
Lucent Technologies, Inc. 6.450%, due 03/15/29                 25,000   21,125
Nextel Communications, Inc. 6.875%, due 10/31/13               25,000   26,233
PanAmSat Corp. 9.000%, due 08/15/14                            16,000   16,900
Qwest Communications International, Inc.
   7.500%, due 02/15/14 (144A)(a)                              12,000   12,180
   7.500%, due 02/15/14                                         6,000    6,090
Qwest Corp.
   7.500%, due 06/15/23                                         3,000    2,959
   6.875%, due 09/15/33                                        19,000   17,623
Sprint Capital Corp. 8.375%, due 03/15/12                      50,000   57,758
Telecom Italia Capital S.A. 5.250%, due 10/01/15               50,000   48,041
------------------------------------------------------------------------------


                     See Notes to Schedule of Investments.

THE TRAVELERS SERIES TRUST
SALOMON BROTHERS STRATEGIC TOTAL RETURN BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
January 31, 2006
(Percentage of Net Assets)

                                                            PAR
SECURITY DESCRIPTION                                       AMOUNT     VALUE
------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES - DIVERSIFIED -
  CONTINUED
Verizon Florida, Inc. 6.125%, due 01/15/13               $   70,000 $   70,670
                                                                    ----------
                                                                       427,574
                                                                    ----------
Total Domestic Bonds & Debt Securities
  (Cost $4,160,076)                                                  4,093,635
                                                                    ----------
U. S. GOVERNMENT & AGENCY OBLIGATIONS --
  61.0%
Federal Home Loan Mortgage Corp.
   5.000%, due 12/01/99 (g)                               1,000,000    965,625
   6.000%, due 12/01/99 (g)                                 850,000    858,765
Federal National Mortgage Association
   4.000%, due 12/01/99 (g)                                 500,000    475,469
   5.000%, due 12/01/99 (g)                               2,250,000  2,174,062
   6.000%, due 12/01/99 (g)                                 400,000    404,000
   6.500%, due 12/01/99 (g)                                 410,000    420,378
U.S. Treasury Bonds 6.250%, due 05/15/30                    400,000    487,922
U.S. Treasury Notes
   4.000%, due 03/15/10-02/15/14                          1,135,000  1,109,712
   5.000%, due 02/15/11                                     250,000    255,782
   4.250%, due 08/15/15                                     500,000    488,790
                                                                    ----------
Total U. S. Government & Agency Obligations
  (Cost $7,733,682)                                                  7,640,505
                                                                    ----------
FOREIGN BONDS & DEBT SECURITIES -- 5.8%
ARGENTINA -- 0.3%
Republic of Argentina
   5.830%, due 12/31/33 (b)                                  26,555     10,930
   8.280%, due 12/31/33                                      27,226     24,353
   3.147%, due 12/15/35 (h)                                  74,183      5,226
   3.251%, due 12/15/35 (h)                                  74,183      1,356
                                                                    ----------
                                                                        41,865
                                                                    ----------
BRAZIL -- 0.9%
Brazilian Government International Bond
  8.000%, due 01/15/18                                       80,000     87,680
Federal Republic of Brazil 5.250%, due
  04/15/12 (b)                                               19,118     19,081
                                                                    ----------
                                                                       106,761
                                                                    ----------
CANADA -- 0.6%
Province of Quebec 4.600%, due 05/26/15                      75,000     72,761
                                                                    ----------
COLOMBIA -- 0.2%
Republic of Colombia 8.125%, due 05/21/24                    25,000     27,875
                                                                    ----------
ITALY -- 0.4%
Region of Lombardy 5.804%, due 10/25/32                      50,000     53,049
                                                                    ----------
MEXICO -- 0.8%
United Mexican States
   6.375%, due 01/16/13                                      55,000     58,382
   5.875%, due 01/15/14                                      15,000     15,450
   8.300%, due 08/15/31                                      25,000     31,563
                                                                    ----------
                                                                       105,395
                                                                    ----------
PANAMA -- 0.2%
Republic of Panama 7.250%, due 03/15/15                      25,000     27,125
                                                                    ----------
PERU -- 0.4%
Republic of Peru
   5.000%, due 03/07/17 (b)                                  24,500     23,520
------------------------------------------------------------------------------

                     See Notes to Schedule of Investments.

THE TRAVELERS SERIES TRUST
SALOMON BROTHERS STRATEGIC TOTAL RETURN BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
January 31, 2006
(Percentage of Net Assets)

                                                                PAR
SECURITY DESCRIPTION                                           AMOUNT   VALUE
-------------------------------------------------------------------------------
PERU - CONTINUED
   5.000%, due 03/07/17                                       $ 20,500 $ 20,141
                                                                       --------
                                                                         43,661
                                                                       --------
PHILIPPINES -- 0.5%
Republic of the Philippines
   9.875%, due 01/15/19                                         25,000   29,844
   9.500%, due 02/02/30                                         25,000   29,281
                                                                       --------
                                                                         59,125
                                                                       --------
RUSSIA -- 0.6%
Russian Federation 11.000%, due 07/24/18                        50,000   73,697
                                                                       --------
SOUTH AFRICA -- 0.2%
Republic of South Africa 6.500%, due 06/02/14                   25,000   26,938
                                                                       --------
TURKEY -- 0.4%
Republic of Turkey
   9.000%, due 06/30/11                                         25,000   28,437
   7.375%, due 02/05/25                                         25,000   25,875
                                                                       --------
                                                                         54,312
                                                                       --------
VENEZUELA -- 0.3%
Republic of Venezuela 9.375%, due 01/13/34                      25,000   31,313
                                                                       --------
Total Foreign Bonds & Debt Securities
(Cost $694,772)                                                         723,877
                                                                       --------

SECURITY DESCRIPTION                                           SHARES   VALUE
-------------------------------------------------------------------------------
COMMON STOCKS -- 1.2%
CONTAINERS & PACKAGING -- 0.0%
Applied Extrusion Technologies, Inc.--Class B *                    260    2,340
                                                                       --------
TELECOMMUNICATION SERVICES--DIVERSIFIED -- 0.8%
Liberty Global, Inc. *                                             430    9,202
Liberty Global, Inc. *                                             430    8,695
NTL, Inc. *                                                        653   41,302
Telewest Global, Inc. *                                          1,719   40,053
                                                                       --------
                                                                         99,252
                                                                       --------
TELECOMMUNICATION SERVICES--WIRELESS -- 0.4%
American Tower Corp.--Class A *                                  1,579   48,854
                                                                       --------
Total Common Stocks
(Cost $98,334)                                                          150,446
                                                                       --------
CONVERTIBLE PREFERRED STOCK -- 0.3%
TELECOMMUNICATION SERVICES--WIRELESS -- 0.3%
Alamosa Holdings, Inc. 7.500%, due 07/31/13
(Cost -- $7,125)                                                    25   34,456
                                                                       --------
WARRANTS -- 0.1%
CAPITAL MARKETS -- 0.0%
Pillowtex Corp Loan 9, Term B 8.190%, due 11/15/06 (c)         250,000        0
Pillowtex Corp. (e)                                              1,701       18
Winsloew Furniture, Inc. (144A) (a)                                200        2
                                                                       --------
                                                                             20
                                                                       --------
COMMUNICATIONS EQUIPMENT -- 0.1%
American Tower Corp., Expire 8/1/08 (144A) (a)                      15    6,538
                                                                       --------
Total Warrants
(Cost $4,367)                                                             6,558
                                                                       --------
--------------------------------------------------------------------------------

                     See Notes to Schedule of Investments.

THE TRAVELERS SERIES TRUST
SALOMON BROTHERS STRATEGIC TOTAL RETURN BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
January 31, 2006
(Percentage of Net Assets)

                                                            PAR
SECURITY DESCRIPTION                                       AMOUNT      VALUE
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT -- 42.2%
State Street Bank & Trust Co., Repurchase
  Agreement, dated 01/31/06 at 2.800% to
  be repurchased at 5,292,411 on 02/01/06
  collateralized by $5,415,000 U.S.
  Treasury Note/Bond at 3.63% due
  04/30/07 with a value of 5,401,733.
  (Cost -- $5,292,000)                                   $5,292,000 $ 5,292,000
                                                                    -----------
TOTAL INVESTMENTS -- 143.2% (Cost
  $17,990,356#)                                                      17,941,477
                                                                    -----------
Other Assets & Liabilities (Net) --
  (43.2)%                                                            (5,409,171)
                                                                    -----------
TOTAL NET ASSETS -- 100.0%                                          $12,532,306
                                                                    ===========

..    Non-income producing security.
#    Aggregate cost for federal income tax purposes is substantially the same.
(a) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4 (2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities represent in aggregate 3.380% of net assets.
(b) Variable or floating rate security. The stated rate represents the rate at January 31, 2006.
(c)  Security is in default.
(d) Security is a "step-up" bond where coupon increases or steps up at a predetermined date. Rates shown are current coupon and next coupon when security steps up.
(e)  Illiquid Securities representing in the aggregate 0.00% of net assets
(f) Security is valued in good faith at fair value by or under the direction of the Board of Directors.
(g)  This security is traded on a "to-be-announced" basis.
(h)  Zero Coupon Bond--Interest rate represents current yield to maturity.

     MTN - Medium-Term Note
     NIM - Net Interest Margin
     Term - Term Loan
     REIT - Real Estate Investment Trust

     For information regarding the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent Annual Report.

The following table summarizes the credit composition of the portfolio holdings of the Solomon Brothers Strategic Total Return Bond Portfolio at January 31, 2006 based upon quality ratings issued by Standard & Poor's. For Securities not rated by Standard & Poor's, the equivalent Moody's rating is used.

                                                                 PERCENT OF
                                                                  PORTFOLIO
PORTFOLIO COMPOSITION BY CREDIT QUALITY                          (UNAUDITED)
----------------------------------------------------------------------------
   AAA/Government/Government Agency                                 60.40%
   AA                                                                1.66
   A                                                                 9.37
   BBB                                                               9.49
   BB                                                                6.26
   B                                                                 9.06
   Below B                                                           2.01
   Equities/Other                                                    1.75
                                                                   ------
   Total:                                                          100.00%
                                                                   ======
----------------------------------------------------------------------------

                     See Notes to Schedule of Investments.

THE TRAVELERS SERIES TRUST
STRATEGIC EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
January 31, 2006
(Percentage of Net Assets)

SECURITY DESCRIPTION                                       SHARES      VALUE
--------------------------------------------------------------------------------
COMMON STOCKS -- 92.6%
AUTO COMPONENTS -- 0.4%
Compagnie Generale des Etablissements Michelin -
  Class B(a)                                                 29,027 $  1,734,412
                                                                    ------------
AUTOMOBILES -- 0.3%
General Motors Corp.                                         56,200    1,352,172
                                                                    ------------
BANKS -- 3.0%
Bank of America Corp.                                       148,640    6,574,347
Boston Private Financial Holdings, Inc.                       2,300       70,242
Northern Trust Corp.                                          1,800       93,978
Unibanco-Uniao de Bancos Brasileiros S.A., (GDR)             45,000    3,789,900
Wachovia Corp.                                               57,600    3,158,208
                                                                    ------------
                                                                      13,686,675
                                                                    ------------
BEVERAGES -- 1.0%
Coca-Cola Co. (The)                                          74,900    3,099,362
Coca-Cola Enterprises, Inc.                                  69,000    1,362,060
                                                                    ------------
                                                                       4,461,422
                                                                    ------------
BIOTECHNOLOGY -- 2.8%
Affymetrix, Inc. *                                              900       34,362
Cephalon, Inc. *                                             25,400    1,800,606
Charles River Laboratories International, Inc. *            136,400    6,292,132
Genentech, Inc. *                                               700       60,144
Gilead Sciences, Inc. *                                      56,300    3,426,981
Invitrogen Corp. *                                           20,500    1,412,040
                                                                    ------------
                                                                      13,026,265
                                                                    ------------
COMMUNICATIONS EQUIPMENT -- 7.0%
Alcatel S.A., (ADR)*                                        591,200    7,922,080
CIENA Corp. *                                             3,354,300   13,417,200
Corning, Inc. *                                              85,400    2,079,490
Finisar Corp. *                                           1,148,703    3,101,498
NMS Communications Corp. *                                  189,102      663,748
Nortel Networks Corp. *                                     295,300      885,900
Nortel Networks Corp. (CAD) *                               139,700      416,450
Sonus Networks, Inc. *                                      341,100    1,596,348
Sycamore Networks, Inc. *                                   342,825    1,696,984
                                                                    ------------
                                                                      31,779,698
                                                                    ------------
COMPUTERS & PERIPHERALS -- 1.5%
ATI Technologies, Inc. *                                     29,400      519,171
ATI Technologies, Inc., (ADR)*                              224,300    4,003,755
Dell, Inc. *                                                 14,695      430,711
Sun Microsystems, Inc. *                                    435,000    1,957,500
                                                                    ------------
                                                                       6,911,137
                                                                    ------------
ENERGY EQUIPMENT & SERVICES -- 0.1%
American Power Conversion Corp.                              17,837      422,737
                                                                    ------------
FINANCIAL - DIVERSIFIED -- 4.2%
Fannie Mae                                                   50,900    2,949,146
IntercontinentalExchange, Inc. *                             20,100    1,021,482
Nasdaq Stock Market, Inc. *                                   5,400      226,314
SLM Corp.                                                   268,850   15,044,846
                                                                    ------------
                                                                      19,241,788
                                                                    ------------
FOOD PRODUCTS -- 2.1%
Hormel Foods Corp.                                           33,110    1,110,178
Nestle S.A. (a)                                               7,421    2,176,842
Nestle S.A., (ADR)                                           76,500    5,605,538
--------------------------------------------------------------------------------

                     See Notes to Schedule of Investments.

THE TRAVELERS SERIES TRUST
STRATEGIC EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
January 31, 2006
(Percentage of Net Assets)

SECURITY DESCRIPTION                               SHARES     VALUE
----------------------------------------------------------------------
FOOD PRODUCTS - CONTINUED
Smithfield Foods, Inc. *                            32,600 $   874,984
                                                           -----------
                                                             9,767,542
                                                           -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 3.7%
Alcon, Inc.                                         14,500   1,854,840
Bausch & Lomb, Inc.                                 21,800   1,472,590
C.R. Bard, Inc.                                     36,100   2,289,462
Inverness Medical Innovations, Inc. *               15,300     410,805
Medtronic, Inc.                                     65,200   3,681,844
Nobel Biocare Holding AG (a)                         6,526   1,480,397
Palomar Medical Technologies, Inc. *                30,411   1,198,193
Phonak Holding AG (a)                               22,054   1,092,004
St. Jude Medical, Inc. *                             7,200     353,736
Straumann Holding AG (a)                             5,436   1,306,486
Syneron Medical Ltd. *                              59,100   1,644,162
                                                           -----------
                                                            16,784,519
                                                           -----------
HEALTH CARE PROVIDERS & SERVICES -- 5.5%
Aetna, Inc.                                         36,200   3,504,160
Allergan, Inc.                                      36,200   4,213,680
Cardinal Health, Inc.                               29,000   2,089,160
Emdeon Corp. *                                     112,497   1,050,722
Humana, Inc. *                                      45,300   2,526,381
UnitedHealth Group, Inc.                           193,590  11,503,118
                                                           -----------
                                                            24,887,221
                                                           -----------
HOTELS, RESTAURANTS & LEISURE -- 0.8%
Dominos Pizza, Inc.                                 83,500   2,079,985
Expedia, Inc. *                                        700      18,214
WMS Industries, Inc. *                              56,700   1,484,973
                                                           -----------
                                                             3,583,172
                                                           -----------
HOUSEHOLD PRODUCTS -- 1.9%
Colgate-Palmolive Co.                               92,800   5,093,792
Procter & Gamble Co. (The)                          29,965   1,774,827
SONY Corp., (ADR)                                    5,400     264,060
Toro Co. (The)                                      37,600   1,662,296
                                                           -----------
                                                             8,794,975
                                                           -----------
INDUSTRIAL - DIVERSIFIED -- 7.7%
3M Co.                                              36,200   2,633,550
General Electric Co.                               656,300  21,493,825
Honeywell International, Inc.                      213,970   8,220,727
Tyco International Ltd.                            110,554   2,879,932
                                                           -----------
                                                            35,228,034
                                                           -----------
INSURANCE -- 10.7%
ACE, Ltd.                                           81,300   4,451,175
AFLAC, Inc.                                        101,700   4,774,815
American International Group, Inc.                 525,650  34,409,049
Aspen Insurance Holdings, Ltd.                       6,200     143,716
Platinum Underwriters Holdings Ltd.                  2,100      64,365
St. Paul Travelers Cos., Inc.                       95,000   4,311,100
XL Capital Ltd., Class A                             7,200     487,152
                                                           -----------
                                                            48,641,372
                                                           -----------
IT CONSULTING & SERVICES -- 0.0%
NCI, Inc. *                                          6,400      87,424
                                                           -----------
LEISURE EQUIPMENT & PRODUCTS -- 0.4%
K2, Inc. *                                          19,000     226,100
----------------------------------------------------------------------

                     See Notes to Schedule of Investments.

THE TRAVELERS SERIES TRUST
STRATEGIC EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
January 31, 2006
(Percentage of Net Assets)

SECURITY DESCRIPTION                                   SHARES      VALUE
----------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS - CONTINUED
Marvel Entertainment, Inc. *                            102,100 $  1,699,965
                                                                ------------
                                                                   1,926,065
                                                                ------------
MEDIA -- 1.9%
aQuantive, Inc. *                                        19,800      514,998
DreamWorks Animation SKG, Inc.- Class A*                144,300    3,867,240
Getty Images, Inc. *                                      1,900      155,135
Omnicom Group, Inc.                                       7,100      580,709
Pixar *                                                  60,200    3,478,356
                                                                ------------
                                                                   8,596,438
                                                                ------------
METALS & MINING -- 1.3%
Apex Silver Mines Ltd. *                                 96,400    1,545,292
Newmont Mining Corp.                                     69,260    4,280,268
Oregon Steel Mills, Inc. *                                5,400      222,318
                                                                ------------
                                                                   6,047,878
                                                                ------------
OIL & GAS -- 0.7%
BP Plc, (ADR)                                            10,000      723,100
Chevron Corp.                                             7,300      433,474
ENSCO International, Inc.                                18,100      925,272
Pride International, Inc. *                              27,100      956,901
                                                                ------------
                                                                   3,038,747
                                                                ------------
PHARMACEUTICALS -- 12.6%
Barr Pharmaceuticals, Inc. *                             49,100    3,219,978
Johnson & Johnson                                       270,200   15,547,308
Merck & Co., Inc.                                        27,200      938,400
Novartis AG, (ADR)                                       74,200    4,092,872
Pfizer, Inc.                                            199,400    5,120,592
Roche Holding AG (a)                                     59,586    9,415,185
Teva Pharmaceutical Industries, Ltd., (ADR)              83,400    3,555,342
Wyeth                                                   337,500   15,609,375
                                                                ------------
                                                                  57,499,052
                                                                ------------
RETAIL - MULTILINE -- 2.2%
CVS Corp.                                               226,600    6,290,416
Wal-Mart Stores, Inc.                                    79,600    3,670,356
                                                                ------------
                                                                   9,960,772
                                                                ------------
RETAIL - SPECIALTY -- 2.2%
Best Buy Co., Inc.                                       27,200    1,377,952
Game Group Plc (a)                                    1,031,146    1,538,821
GameStop Corp. - Class A*                                38,815    1,564,643
GameStop Corp. - Class B *                               76,600    2,852,584
Staples, Inc.                                           108,700    2,577,277
                                                                ------------
                                                                   9,911,277
                                                                ------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 3.5%
Applied Materials, Inc.                                 123,313    2,349,113
Applied Micro Circuits Corp. *                          798,495    2,627,048
ASML Holding NV, NY Registered Shares*                   50,900    1,149,831
Bookham, Inc. *                                          41,700      277,305
Exar Corp. *                                             38,900      523,983
Integrated Device Technology, Inc. *                     29,000      402,810
Linear Technology Corp.                                  36,200    1,347,002
Mindspeed Technologies, Inc. *                          127,100      402,907
PMC-Sierra, Inc. *                                      275,800    2,609,068
QLogic Corp. *                                           27,205    1,079,222
Teradyne, Inc. *                                        177,500    3,092,050
                                                                ------------
                                                                  15,860,339
                                                                ------------
----------------------------------------------------------------------------

                     See Notes to Schedule of Investments.

THE TRAVELERS SERIES TRUST
STRATEGIC EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
January 31, 2006
(Percentage of Net Assets)

                                                           SHARES/PAR
SECURITY DESCRIPTION                                         AMOUNT        VALUE
------------------------------------------------------------------------------------
SOFTWARE -- 7.4%
Activision, Inc. *                                             204,849 $  2,937,535
Cadence Design Systems, Inc. *                                  85,200    1,504,632
EMC Corp. *                                                    181,300    2,429,420
Microsoft Corp.                                                759,423   21,377,758
NDS Group Plc, (ADR)*                                           23,500    1,013,555
Oracle Corp. *                                                 199,400    2,506,458
THQ, Inc. *                                                     68,153    1,789,016
                                                                       ------------
                                                                         33,558,374
                                                                       ------------
TELECOMMUNICATION SERVICES - DIVERSIFIED -- 3.8%
AT&T, Inc.                                                     106,900    2,774,055
Qwest Communications International, Inc. *                      90,600      545,412
Sprint Nextel Corp.                                            275,400    6,303,906
Verizon Communications, Inc.                                   246,400    7,801,024
                                                                       ------------
                                                                         17,424,397
                                                                       ------------
TOBACCO -- 3.9%
Altria Group, Inc.                                             249,400   18,041,596
                                                                       ------------
Total Common Stocks (Cost $394,067,355)                                 422,255,500
                                                                       ------------
CONVERTIBLE BOND -- 0.5%
TELECOMMUNICATION SERVICES - DIVERSIFIED -- 0.5%
CIENA Corp. 3.750%, due 02/01/08 (Cost -- $2,404,093)      $ 2,550,000    2,403,375
                                                                       ------------
SHORT-TERM INVESTMENT -- 7.7%
State Street Bank & Trust Co., Repurchase Agreement,
  dated 01/31/06 at 2.80% to be repurchased at $35,197,737
  on 02/01/06 collateralized by $26,105,000 U.S. Treasury
  Bond 8.125% due 08/15/19 with a value of $35,901,684
  (Cost -- $35,195,000)                                     35,195,000   35,195,000
                                                                       ------------
TOTAL INVESTMENTS -- 100.8% (Cost $431,666,448#)                        459,853,875
                                                                       ------------
Other Assets and Liabilities (Net) -- (0.8)%                             (3,730,922)
                                                                       ------------
TOTAL NET ASSETS -- 100.0%                                             $456,122,953
                                                                       ============
------------------------------------------------------------------------------------

 *  Non-income producing security.
 #  Aggregate cost for federal income tax purposes is substantially the same.
(a) Security is valued in good faith at fair value by or under the direction of the Board of Directors.

     ADR - American Depositary Receipt
     GDR - Global Depository Receipt
     CAD - Canadian Dollar denominated security

For information regarding the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent Annual Report.
--------------------------------------------------------------------------------

                     See Notes to Schedule of Investments.

THE TRAVELERS SERIES TRUST
TRAVELERS MANAGED INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
January 31, 2006
(Percentage of Net Assets)

SECURITY DESCRIPTION                                                                              PAR AMOUNT    VALUE
------------------------------------------------------------------------------------------------------------------------
DOMESTIC BONDS & DEBT SECURITIES -- 51.5%
AEROSPACE & DEFENSE -- 0.8%
Northrop Grumman Corp.
   4.079%, due 11/16/06                                                                           $1,600,000 $ 1,589,858
   7.125%, due 02/15/11                                                                              500,000     542,524
                                                                                                             -----------
                                                                                                               2,132,382
                                                                                                             -----------
ASSET-BACKED SECURITIES -- 2.7%
Bank One Issuance Trust - Class A3 4.580%, due 12/15/10 (a)                                        2,000,000   2,005,826
California Infrastructure PG&E-1 - Class A7 6.420%, due 09/25/08                                     416,166     418,742
Capital One Multi-Asset Execution Trust - Class A7 4.650%, due 09/15/11 (a)                        1,000,000   1,005,357
Chase Funding Mortgage Loan Asset-Backed Certificates - Class 1A5 5.833%, due 04/25/32             1,100,000   1,106,981
Chase Issuance Trust - Class A4 4.230%, due 01/15/13                                                 850,000     828,653
Discover Card Master Trust I - Class A 6.050%, due 08/18/08                                        2,000,000   2,002,093
                                                                                                             -----------
                                                                                                               7,367,652
                                                                                                             -----------
AUTOMOBILES -- 0.7%
DaimlerChrysler North America Holding Corp. 7.300%, due 01/15/12                                   1,800,000   1,938,537
                                                                                                             -----------
BANKS -- 5.7%
ABN AMRO Bank NV 4.390%, due 05/11/07 (a)                                                          2,290,000   2,292,702
Bank of America Corp. 5.375%, due 06/15/14                                                         1,500,000   1,517,701
HSBC Bank USA 5.875%, due 11/01/34                                                                 1,200,000   1,204,856
Huntington National Bank 4.650%, due 06/30/09                                                      1,000,000     990,207
Rabobank Capital Funding Trust III 5.254%, due 12/31/16 (144A) (a)(b)                                500,000     486,039
RBS Capital Trust I 4.709%, due 12/29/49 (a)                                                         800,000     756,094
Royal Bank of Scotland Group Plc 5.050%, due 01/08/15                                              1,100,000   1,082,754
U.S. Bank North America
   2.870%, due 02/01/07                                                                            2,000,000   1,956,726
   4.950%, due 10/30/14                                                                            1,100,000   1,080,203
Wachovia Bank North America
   4.800%, due 11/01/14                                                                              700,000     674,044
   4.641%, due 11/03/14 (a)                                                                        2,000,000   2,020,822
Washington Mutual Bank FA. 5.125%, due 01/15/15                                                    1,300,000   1,259,253
                                                                                                             -----------
                                                                                                              15,321,401
                                                                                                             -----------
BEVERAGES -- 1.0%
Bottling Group LLC 4.625%, due 11/15/12                                                            1,000,000     975,847
PepsiAmericas, Inc. 4.875%, due 01/15/15                                                           1,800,000   1,761,599
                                                                                                             -----------
                                                                                                               2,737,446
                                                                                                             -----------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 7.6%
Banc of America Commercial Mortgage, Inc. - Class AJ 4.870%, due 12/10/42                          4,250,000   4,104,632
Commercial Mortgage Pass Through Certificates 5.167%, due 06/10/44                                 3,100,000   3,069,060
Credit Suisse First Boston Mortgage Securities Corp. - Class AJ 4.889%, due 11/15/37               2,000,000   1,932,114
General Motors Acceptance Corporation Commercial Mortgage Securities, Inc. - Class A3 5.134%, due
  08/10/38                                                                                         3,000,000   2,979,507
JPMorgan Chase Commercial Mortgage Securities Corp. - Class A4B 4.996%, due 08/15/42                 950,000     927,811
JPMorgan Chase Commercial Mortgage Securities Corp. - Class AM 4.999%, due 10/15/42                1,050,000   1,024,853
JPMorgan Chase Commercial Mortgage Securities Corp. - Class AJ 4.922%, due 01/15/42                4,000,000   3,873,484
LB-UBS Commercial Mortgage Trust - Class AJ 4.806%, due 02/15/40                                   2,700,000   2,595,246
                                                                                                             -----------
                                                                                                              20,506,707
                                                                                                             -----------
ELECTRIC UTILITIES -- 3.0%
Dominion Resources, Inc. 5.250%, due 08/01/33                                                      1,000,000     974,204
Pepco Holdings, Inc. 5.500%, due 08/15/07                                                          3,000,000   3,012,903
SP PowerAssets, Ltd. 5.000%, due 10/22/13 (144A) (b)                                               2,000,000   1,984,824
------------------------------------------------------------------------------------------------------------------------

                     See Notes to Schedule of Investments.

THE TRAVELERS SERIES TRUST
TRAVELERS MANAGED INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
January 31, 2006
(Percentage of Net Assets)

                                                                        PAR
SECURITY DESCRIPTION                                                   AMOUNT       VALUE
---------------------------------------------------------------------------------------------
ELECTRIC UTILITIES - CONTINUED
Xcel Energy, Inc. 3.400%, due 07/01/08                              $  2,300,000 $  2,214,180
                                                                                 ------------
                                                                                    8,186,111
                                                                                 ------------
FINANCIAL - DIVERSIFIED -- 11.7%
AIG SunAmerica Global Financing VII 5.850%, due 08/01/08 (144A) (b)    1,400,000    1,426,104
American General Finance Corp. 3.875%, due 10/01/09                    2,500,000    2,389,760
Capital One Bank 5.000%, due 06/15/09                                  1,700,000    1,688,185
Capital One Financial Corp. 5.500%, due 06/01/15                         700,000      692,657
Caterpillar Financial Services 4.700%, due 03/15/12                    2,200,000    2,151,961
Countrywide Financial Corp. 4.500%, due 06/15/10                       1,500,000    1,454,258
Countrywide Home Loans, Inc. 4.000%, due 03/22/11                      1,780,000    1,671,219
Credit Suisse First Boston USA, Inc.
   3.875%, due 01/15/09                                                2,000,000    1,936,374
   6.125%, due 11/15/11                                                  700,000      730,945
Ford Motor Credit Co.
   6.875%, due 02/01/06                                                2,000,000    2,000,000
   6.500%, due 01/25/07                                                1,200,000    1,187,366
   5.700%, due 01/15/10                                                  300,000      265,578
Glencore Funding LLC 6.000%, due 04/15/14 (144A) (b)                     900,000      855,238
Goldman Sachs Group, Inc. 5.250%, due 10/15/13                         2,300,000    2,279,502
HSBC Finance Corp. 6.375%, due 10/15/11                                3,400,000    3,584,675
JPMorgan Chase & Co. 5.250%, due 05/01/15                              1,100,000    1,085,075
Lehman Brothers Holdings, Inc. 4.800%, due 03/13/14                    1,700,000    1,647,766
Merrill Lynch & Co., Inc.
   4.125%, due 09/10/09                                                1,000,000      966,563
   4.250%, due 02/08/10                                                1,000,000      969,581
   5.000%, due 01/15/15                                                1,000,000      977,070
Morgan Stanley 5.050%, due 01/21/11                                    1,600,000    1,591,064
                                                                                 ------------
                                                                                   31,550,941
                                                                                 ------------
FOOD PRODUCTS -- 1.7%
Delhaize America, Inc. 9.000%, due 04/15/31                              500,000      589,575
Fred Meyer, Inc. 7.450%, due 03/01/08                                  2,000,000    2,081,300
Safeway, Inc. 6.500%, due 03/01/11                                     1,900,000    1,970,680
                                                                                 ------------
                                                                                    4,641,555
                                                                                 ------------
HEALTH CARE PROVIDERS & SERVICES -- 0.4%
WellPoint, Inc. 6.800%, due 08/01/12                                   1,100,000    1,190,924
                                                                                 ------------
HOMEBUILDERS -- 0.3%
D.R. Horton, Inc. 5.250%, due 02/15/15                                   900,000      844,303
                                                                                 ------------
INDUSTRIAL--DIVERSIFIED -- 2.2%
General Electric Co. 5.000%, due 02/01/13                              3,500,000    3,476,679
Tyco International Group S.A. 6.125%, due 11/01/08                     2,300,000    2,349,724
                                                                                 ------------
                                                                                    5,826,403
                                                                                 ------------
INSURANCE -- 1.4%
Berkshire Hathaway Finance Corp.
   4.400%, due 05/16/08 (a)                                              500,000      500,393
   4.750%, due 05/15/12                                                1,000,000      978,346
GE Global Insurance Holding Corp. 7.000%, due 02/15/26                   500,000      572,063
MassMutual Global Funding II 2.550%, due 07/15/08 (144A) (b)           1,800,000    1,699,090
                                                                                 ------------
                                                                                    3,749,892
                                                                                 ------------
MEDIA -- 3.4%
Clear Channel Communications, Inc. 4.400%, due 05/15/11                  500,000      464,212
Comcast Cable Communications, Inc. 8.500%, due 05/01/27                1,000,000    1,209,886
---------------------------------------------------------------------------------------------

                     See Notes to Schedule of Investments.

THE TRAVELERS SERIES TRUST
TRAVELERS MANAGED INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
January 31, 2006
(Percentage of Net Assets)

                                                         PAR
SECURITY DESCRIPTION                                    AMOUNT        VALUE
-------------------------------------------------------------------------------
MEDIA - CONTINUED
COX Communications, Inc. 7.125%, due 10/01/12         $ 2,300,000 $   2,451,138
Liberty Media Corp. 5.991%, due 09/17/06 (a)            1,055,000     1,061,784
Time Warner, Inc. 6.150%, due 05/01/07                  4,000,000     4,045,648
                                                                  -------------
                                                                      9,232,668
                                                                  -------------
OIL & GAS -- 2.7%
Anadarko Finance Co. 6.750%, due 05/01/11                 800,000       861,330
Consolidated Natural Gas Co. 5.000%, due 12/01/14         500,000       482,866
Cooper Cameron Corp. 2.650%, due 04/15/07                 500,000       483,537
Devon Financing Corp. ULC 6.875%, due 09/30/11          1,300,000     1,411,302
Duke Capital LLC 4.331%, due 11/16/06                   1,000,000       994,944
Kinder Morgan Energy Partners LP 5.125%, due 11/15/14     500,000       486,526
Phelps Dodge Corp. 8.750%, due 06/01/11                   800,000       918,638
PSEG Energy Holdings LLC 8.625%, due 02/15/08             800,000       846,000
Southern California Gas Co. 4.375%, due 01/15/11          900,000       873,700
                                                                  -------------
                                                                      7,358,843
                                                                  -------------
PAPER & FOREST PRODUCTS -- 0.2%
International Paper Co. 5.300%, due 04/01/15              600,000       575,775
                                                                  -------------
PHARMACEUTICALS -- 1.0%
Wyeth 5.500%, due 02/01/14                              2,600,000     2,622,565
                                                                  -------------
REAL ESTATE -- 1.5%
AvalonBay Communities, Inc., (REIT) 4.950%, due
  03/15/13                                                200,000       194,423
Colonial Realty LP 4.750%, due 02/01/10                   700,000       680,053
HRPT Properties Trust, (REIT) 6.250%, due 08/15/16        700,000       721,621
iStar Financial, Inc., (REIT) 6.000%, due 12/15/10      1,130,000     1,149,965
Kimco Realty Corp., (REIT) 4.450%, due 08/01/06 (a)       300,000       300,204
Simon Property Group LP, (REIT)
   4.600%, due 06/15/10                                   500,000       487,822
   5.100%, due 06/15/15                                   500,000       483,412
                                                                  -------------
                                                                      4,017,500
                                                                  -------------
SOFTWARE -- 0.7%
Computer Associates International, Inc. 5.250%, due
  12/01/09 (144A) (b)                                   1,900,000     1,855,002
                                                                  -------------
TELECOMMUNICATION SERVICES - DIVERSIFIED -- 2.0%
Deutsche Telekom International Finance BV 8.250%, due
  06/15/30                                              1,100,000     1,376,373
SBC Communications, Inc. 6.450%, due 06/15/34           1,000,000     1,019,480
Sprint Capital Corp.
   6.125%, due 11/15/08                                 1,830,000     1,877,358
   8.375%, due 03/15/12                                   200,000       231,032
Telecom Italia Capital S.A. 4.000%, due 01/15/10        1,000,000       950,803
                                                                  -------------
                                                                      5,455,046
                                                                  -------------
TOBACCO -- 0.8%
Altria Group, Inc. 5.625%, due 11/04/08                 2,000,000     2,021,882
                                                                  -------------
Total Domestic Bonds & Debt Securities
  (Cost $141,379,452)                                               139,133,535
                                                                  -------------
U. S. GOVERNMENT & AGENCY OBLIGATIONS -- 44.5%
Federal Home Loan Mortgage Corp. 2.900%/ 7.000%, due
  02/27/19 (c)                                          1,500,000     1,497,616
Federal National Mortgage Association
   1.750%, due 06/16/06                                 3,100,000     3,067,258
   4.000%, due 02/09/07                                 3,450,000     3,421,631
   6.000%, due 05/15/11                                 4,900,000     5,172,224
U.S. Treasury Bonds
-------------------------------------------------------------------------------

                     See Notes to Schedule of Investments.

THE TRAVELERS SERIES TRUST
TRAVELERS MANAGED INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
January 31, 2006
(Percentage of Net Assets)

                                                                            PAR
SECURITY DESCRIPTION                                                       AMOUNT       VALUE
-------------------------------------------------------------------------------------------------
   4.500%, due 11/15/15................................................. $ 6,100,000 $  6,087,849
   5.250%, due 02/15/29.................................................     100,000      107,234
U.S. Treasury Notes
   2.875%, due 11/30/06.................................................  13,000,000   12,822,784
   2.750%, due 08/15/07.................................................   4,000,000    3,895,472
   4.000%, due 08/31/07.................................................  16,000,000   15,873,136
   3.000%, due 02/15/08.................................................  33,000,000   32,040,954
   5.625%, due 05/15/08.................................................  24,000,000   24,579,384
   3.875%, due 05/15/10.................................................     400,000      390,282
   4.125%, due 08/15/10-05/15/15........................................   6,975,000    6,761,026
   4.250%, due 10/15/10-08/15/15........................................   3,700,000    3,620,593
U.S. Treasury Strip 3.733%, due 11/15/09 (d)............................   1,000,000      841,948
                                                                                     ------------
Total U. S. Government & Agency Obligations
  (Cost $122,258,498)...................................................              120,179,391
                                                                                     ------------
WARRANT -- 0.0%

COMMUNICATIONS EQUIPMENT -- 0.0%
Loral Space & Communications expires 01/15/07*(e)
  (Cost -- $105)........................................................         150            2
                                                                                     ------------
SHORT-TERM INVESTMENT -- 3.0%
State Street Bank & Trust Co., Repurchase Agreement,
  dated 01/31/06 at 2.800% to be repurchased at $8,023,624
  on 02/01/06 collateralized by $8,055,000 U.S. Treasury Bond
  at 4.750% due 11/15/08 with a value of $8,188,189 (Cost -- $8,023,000) $ 8,023,000    8,023,000
                                                                                     ------------
TOTAL INVESTMENTS -- 99.0% (Cost $271,661,055#)                                       267,335,928
                                                                                     ------------
Other Assets and Liabilities (Net) -- 1.0%..............................                2,769,385
                                                                                     ------------
TOTAL NET ASSETS -- 100.0%                                                           $270,105,313
                                                                                     ============

--------
 *  Non-income producing security.
 #  Aggregate cost for federal income tax purposes is substantially the same.
(a) Variable or floating rate security. The stated rate represents the rate at January 31, 2006.
(b) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under the guidelines established by the Board of Trustees. These securities represent in the aggregate 3.08% of net assets.
(c) Security is a "step-up" bond where coupon increases or steps up at a predetermined date. Rates shown are current coupon and next coupon rate when security steps up.
(d) Zero Coupon Bond - Interest rate represents current yield to maturity.
(e) Security is valued in good faith at fair value by or under the direction of the Board of Directors.

     AIG - American International Guaranty
     REIT - Real Estate Investment Trust

     For information regarding the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent Annual Report.

The following table summarizes the credit composition of the portfolio holdings of the Travelers Managed Income Portfolio at January 31, 2006, based upon quality ratings issued by Standard & Poor's. For Securities not rated by Standard & Poor's, the equivalent Moody's rating is used.

                                                             PERCENT OF
                                                              PORTFOLIO
          PORTFOLIO COMPOSITION BY CREDIT QUALITY            (UNAUDITED)
          --------------------------------------------------------------
             AAA/Government/Government Agency....               59.66%
             AA..................................                4.14
             A...................................               16.38
             BBB.................................               17.20
             BB..................................                2.62
                                                               ------
             Total:..............................              100.00%
                                                               ======

--------------------------------------------------------------------------------

                     See Notes to Schedule of Investments.

THE TRAVELERS SERIES TRUST
VAN KAMPEN ENTERPRISE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
January 31, 2006
(Percentage of Net Assets)

SECURITY DESCRIPTION                       SHARES   VALUE
------------------------------------------------------------
COMMON STOCKS -- 98.3%
AEROSPACE & DEFENSE -- 3.1%
Precision Castparts Corp.                  10,566 $  527,772
United Technologies Corp.                  29,680  1,732,421
                                                  ----------
                                                   2,260,193
                                                  ----------
AIR FREIGHT & LOGISTICS -- 0.9%
FedEx Corp.                                 6,630    670,625
                                                  ----------
BEVERAGES -- 3.2%
Brown-Forman Corp.--Class B                13,090    928,343
Constellation Brands, Inc.--Class A *       4,520    120,639
Pepsi Bottling Group, Inc.                  8,140    236,060
PepsiCo, Inc.                              18,500  1,057,830
                                                  ----------
                                                   2,342,872
                                                  ----------
BIOTECHNOLOGY -- 6.7%
Amgen, Inc. *                              25,330  1,846,304
Celgene Corp. *                            22,590  1,607,278
Gilead Sciences, Inc. *                    24,160  1,470,619
                                                  ----------
                                                   4,924,201
                                                  ----------
COMMERCIAL SERVICES & SUPPLIES -- 3.1%
Accenture, Ltd. - Class A                  13,990    441,105
Automatic Data Processing, Inc.            13,740    603,735
Brink's Co. (The)                           7,470    397,404
Ceridian Corp. *                            8,820    217,678
Fair Isaac Corp.                            6,770    300,046
First Data Corp.                            6,890    310,739
                                                  ----------
                                                   2,270,707
                                                  ----------
COMMUNICATIONS EQUIPMENT -- 6.1%
ADTRAN, Inc.                               23,180    679,869
Cisco Systems, Inc. *                      17,890    332,217
Comverse Technology, Inc. *                12,322    337,500
Corning, Inc. *                            56,290  1,370,662
Harris Corp.                                5,630    261,401
Motorola, Inc.                             38,210    867,749
QUALCOMM, Inc.                              6,500    311,740
Scientific-Atlanta, Inc.                    7,370    315,141
                                                  ----------
                                                   4,476,279
                                                  ----------
COMPUTERS & PERIPHERALS -- 4.7%
Apple Computer, Inc. *                     11,490    867,610
Dell, Inc. *                               31,877    934,315
EMC Corp. *                                57,320    768,088
Hewlett-Packard Co.                        11,250    350,775
SanDisk Corp. *                             3,260    219,594
Western Digital Corp. *                    14,010    306,258
                                                  ----------
                                                   3,446,640
                                                  ----------
CONSTRUCTION MATERIALS -- 0.4%
Cemex S.A. de C.V. (ADR)                    4,460    294,271
                                                  ----------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.5%
Jabil Circuit, Inc. *                       9,030    364,812
                                                  ----------
ENERGY EQUIPMENT & SERVICES -- 3.5%
Avnet, Inc. *                              11,290    276,040
Baker Hughes, Inc.                          7,660    593,190
Broadcom Corp. - Class A *                  8,140    555,148
Mettler-Toledo International, Inc. *        5,720    331,131
Patterson-UTI Energy, Inc.                  9,400    353,628
------------------------------------------------------------

                     See Notes to Schedule of Investments.

THE TRAVELERS SERIES TRUST
VAN KAMPEN ENTERPRISE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
January 31, 2006
(Percentage of Net Assets)

SECURITY DESCRIPTION                                SHARES   VALUE
---------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES - CONTINUED
TXU Corp.                                            8,120 $  411,197
                                                           ----------
                                                            2,520,334
                                                           ----------
FINANCIAL - DIVERSIFIED -- 4.8%
American Express Co.                                19,867  1,042,024
Ameriprise Financial, Inc.                           3,969    161,499
Bear Stearns Companies, Inc.                         2,950    373,057
Goldman Sachs Group, Inc.                            5,410    764,162
Merrill Lynch & Co., Inc.                           16,000  1,201,120
                                                           ----------
                                                            3,541,862
                                                           ----------
FOOD & DRUG RETAILING -- 2.4%
CVS Corp.                                           49,660  1,378,561
Safeway, Inc.                                       15,240    357,226
                                                           ----------
                                                            1,735,787
                                                           ----------
FOOD PRODUCTS -- 0.7%
Archer-Daniels-Midland Co.                          15,490    487,935
                                                           ----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 1.4%
Becton, Dickinson & Co.                              6,020    390,096
Lumenis Ltd. *                                         580      1,508
St. Jude Medical, Inc. *                            13,260    651,464
                                                           ----------
                                                            1,043,068
                                                           ----------
HEALTH CARE PROVIDERS & SERVICES -- 9.1%
Aetna, Inc.                                         10,914  1,056,475
Caremark Rx, Inc. *                                 10,180    501,874
Coventry Health Care, Inc. *                        16,477    981,535
Express Scripts, Inc. *                              4,640    423,586
Laboratory Corp. of America Holdings *               6,400    375,360
UnitedHealth Group, Inc.                            43,700  2,596,654
WellPoint, Inc. *                                    8,994    690,739
                                                           ----------
                                                            6,626,223
                                                           ----------
HOTELS, RESTAURANTS & LEISURE -- 3.1%
Darden Restaurants, Inc.                             5,710    232,169
Marriott International, Inc. - Class A              10,280    685,059
Penn National Gaming, Inc. *                         9,500    304,950
Starwood Hotels & Resorts Worldwide, Inc.           11,255    684,416
Yum! Brands, Inc.                                    7,080    350,248
                                                           ----------
                                                            2,256,842
                                                           ----------
HOUSEHOLD DURABLES -- 3.2%
Black & Decker Corp.                                 3,490    301,187
Procter & Gamble Co.                                30,440  1,802,961
Stanley Works (The)                                  4,520    221,661
                                                           ----------
                                                            2,325,809
                                                           ----------
INDUSTRIAL - DIVERSIFIED -- 1.8%
General Electric Co.                                25,060    820,715
Rockwell Automation, Inc.                            7,960    525,917
                                                           ----------
                                                            1,346,632
                                                           ----------
INSURANCE -- 1.1%
Hanover Insurance Group Inc. *                       4,880    236,436
Radian Group, Inc.                                   5,020    287,295
Unitrin, Inc.                                        6,210    274,544
                                                           ----------
                                                              798,275
                                                           ----------
INTERNET & CATALOG RETAIL -- 0.6%
eBay, Inc. *                                         9,600    413,760
                                                    ------ ----------
---------------------------------------------------------------------

                     See Notes to Schedule of Investments.

THE TRAVELERS SERIES TRUST
VAN KAMPEN ENTERPRISE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
January 31, 2006
(Percentage of Net Assets)

SECURITY DESCRIPTION                           SHARES   VALUE
----------------------------------------------------------------
INTERNET SOFTWARE & SERVICES -- 2.3%
Google, Inc. *                                    740 $  320,605
McAfee, Inc. *                                 11,350    263,206
Yahoo!, Inc. *                                 32,590  1,119,141
                                                      ----------
                                                       1,702,952
                                                      ----------
LEISURE EQUIPMENT & PRODUCTS -- 0.3%
Brunswick Corp.                                 6,010    225,916
                                                      ----------
MACHINERY -- 3.2%
Caterpillar, Inc.                              10,820    734,678
Cummins, Inc.                                   2,910    283,143
Deere & Co.                                     4,948    355,069
Ingersoll-Rand Co., Ltd. - Class A              7,180    281,959
Oshkosh Truck Corp.                             5,430    267,753
Parker Hannifin Corp.                           5,860    444,012
                                                      ----------
                                                       2,366,614
                                                      ----------
MEDIA -- 0.7%
News Corp. - Class A                           31,910    502,902
                                                      ----------
METALS & MINING -- 3.0%
Allegheny Technologies, Inc.                   14,940    774,639
Cameco Corp.                                    4,570    361,396
Companhia Vale do Rio Doce (ADR)                6,070    311,209
Freeport-McMoRan Copper & Gold, Inc. - Class B  5,530    355,302
Southern Copper Corp.                           4,870    424,177
                                                      ----------
                                                       2,226,723
                                                      ----------
OIL & GAS -- 3.2%
Chesapeake Energy Corp.                         8,440    295,738
Exxon Mobil Corp.                               3,549    222,700
Helmerich & Payne, Inc.                         3,590    281,312
Newfield Exploration Co. *                      5,140    269,336
Sunoco, Inc.                                    2,920    277,984
Tesoro Corp.                                    4,230    306,548
Valero Energy Corp.                             4,950    309,028
XTO Energy, Inc.                                8,300    407,364
                                                      ----------
                                                       2,370,010
                                                      ----------
PERSONAL PRODUCTS -- 0.1%
Avon Products, Inc.                             3,130     88,642
                                                      ----------
PHARMACEUTICALS -- 4.9%
Allergan, Inc.                                  4,750    552,900
Barr Pharmaceuticals, Inc. *                    5,910    387,578
Forest Laboratories, Inc. *                     8,050    372,554
Johnson & Johnson                              11,729    674,887
Medco Health Solutions, Inc. *                  7,660    414,406
Novartis AG (ADR)                               5,170    285,177
Wyeth                                          19,300    892,625
                                                      ----------
                                                       3,580,127
                                                      ----------
RETAIL - MULTILINE -- 0.3%
J.C. Penney Co., Inc.                           3,950    220,410
                                                      ----------
RETAIL - SPECIALTY -- 7.7%
Abercrombie & Fitch Co. - Class A              16,680  1,107,385
American Eagle Outfitters, Inc.                38,940  1,050,601
Bebe Stores, Inc.                              13,570    273,843
Chico's FAS, Inc. *                             1,770     77,101
Claire's Stores, Inc.                          18,300    579,378
Coach, Inc. *                                  11,250    404,438
Home Depot, Inc. (The)                          7,718    312,965
----------------------------------------------------------------

                     See Notes to Schedule of Investments.

THE TRAVELERS SERIES TRUST
VAN KAMPEN ENTERPRISE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)- continued
January 31, 2006
(Percentage of Net Assets)

                                                                               SHARES/PAR
SECURITY DESCRIPTION                                                             AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------
RETAIL - SPECIALTY - CONTINUED
Nordstrom, Inc.                                                                   15,230  $   635,396
O'Reilly Automotive, Inc. *                                                        7,370      241,883
Pacific Sunwear of California, Inc. *                                              9,020      221,080
Reebok International Ltd.                                                          5,271      310,936
Target Corp.                                                                       7,200      394,200
                                                                                          -----------
                                                                                            5,609,206
                                                                                          -----------
ROAD & RAIL -- 1.9%
Burlington Northern Santa Fe Corp.                                                 4,140      331,697
CSX Corp.                                                                          5,770      308,868
Norfolk Southern Corp.                                                             9,100      453,544
Union Pacific Corp.                                                                3,390      299,879
                                                                                          -----------
                                                                                            1,393,988
                                                                                          -----------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 4.7%
Applied Materials, Inc.                                                           34,271      652,863
Intel Corp.                                                                       30,650      651,925
Lam Research Corp. *                                                               8,240      382,583
MEMC Electronic Materials, Inc. *                                                  7,670      219,209
National Semiconductor Corp.                                                      11,040      311,438
NVIDIA Corp. *                                                                    17,110      769,266
Texas Instruments, Inc.                                                           14,500      423,835
                                                                                          -----------
                                                                                            3,411,119
                                                                                          -----------
SOFTWARE -- 5.6%
Adobe Systems, Inc.                                                               27,260    1,082,767
Autodesk, Inc.                                                                     8,640      350,697
Cadence Design Systems, Inc. *                                                    17,660      311,876
Citrix Systems, Inc. *                                                            11,550      356,202
Hyperion Solutions Corp. *                                                         6,060      208,525
Microsoft Corp.                                                                   38,300    1,078,145
SAP AG (ADR)                                                                      14,255      732,279
                                                                                          -----------
                                                                                            4,120,491
                                                                                          -----------
Total Common Stocks
  (Cost $59,598,404)                                                                       71,966,227
                                                                                          -----------
WARRANT -- 0.0%
Lucent Technologies, Inc. 0/0/0*
  (Cost -- $0)                                                                     1,831          943
                                                                                          -----------
SHORT-TERM INVESTMENT -- 1.1%
Federal National Mortgage Association Discount Notes, 4.480%, due 02/01/06 (a)
  (Cost -- $845,000)                                                            $845,000      845,000
                                                                                          -----------
TOTAL INVESTMENTS -- 99.4% (Cost $60,443,404#)                                             72,812,170
                                                                                          -----------
Other Assets and Liabilities (Net) -- 0.6%                                                    407,868
                                                                                          -----------
TOTAL NET ASSETS -- 100.0%                                                                $73,220,038
                                                                                          ===========

--------
*   Non-income producing security.
#   Aggregate cost for federal income tax purposes is substantially the same.
(a) Zero-coupon bond - Interest rate represents current yield to maturity.

    ADR - American Depositary Receipt

For information regarding the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent Annual Report.

                                                                NUMBER OF  NOTIONAL   UNREALIZED APPRECIATION/
DESCRIPTION                                    EXPIRATION DATE  CONTRACTS   VALUE          (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------
S & P Mini 500 Index Futures March 2006--Long March 2006 - Long    20     $ 1,288,633       $  (5,033.00)

                     See Notes to Schedule of Investments.

Notes to Schedule of Investments

At January 31, 2006, the cost of securities for federal income tax purposes and the unrealized appreciation (depreciation) of investments for federal income tax purposes for each Portfolio was as follows:

                                                                                                       NET
                                                                         GROSS         GROSS        UNREALIZED
                                                       FEDERAL INCOME  UNREALIZED    UNREALIZED   APPRECIATION/
PORTFOLIO                                                 TAX COST    APPRECIATION (DEPRECIATION) (DEPRECIATION)
---------                                              -------------- ------------ -------------- --------------
AIM Capital Appreciation Portfolio                     $  208,004,992 $ 47,281,152  $ 2,187,052    $45,094,100
MFS Total Return Portfolio                              1,200,788,984  122,561,579   34,795,966     87,765,676
Pioneer Strategic Income Portfolio                        196,898,349    1,429,167    5,464,910      1,429,167
Salomon Brothers Strategic Total Return Bond Portfolio     17,990,356      401,860      450,739        (48,879)
Strategic Equity Portfolio                                431,666,448   34,378,906    6,191,480     28,187,426
Travelers Managed Income Portfolio                        271,661,055    3,564,299    7,889,426     (4,325,127)
Van Kampen Enterprise Portfolio                            60,443,404   13,376,022    1,007,256     12,368,766

Notes to Schedule of Investments

As of January 31, 2006, the market value of 144A securities for each portfolio was as follows:

                                                                     % OF TOTAL
 PORTFOLIO                                              MARKET VALUE NET ASSETS
 ---------                                              ------------ ----------
 AIM Capital Appreciation Portfolio                     $        --      -- %
 MFS Total Return Portfolio                              20,379,357     1.57
 Pioneer Strategic Income Portfolio                      37,079,945    17.91
 Salomon Brothers Strategic Total Return Bond Portfolio     423,246     3.38
 Strategic Equity Portfolio                                      --       --
 Travelers Managed Income Portfolio                       8,306,297     3.08
 Van Kampen Enterprise Portfolio                                 --       --

ITEM 2. CONTROLS AND PROCEDURES.

(a) Within 90 days of the filing date of this Form N-Q, Elizabeth M. Forget, the registrant's President and Peter Duffy, the registrant's Chief Financial Officer and Treasurer, reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the "Procedures") and evaluated their effectiveness. Based on their evaluation, Ms. Forget and Mr. Duffy have concluded that the Procedures are effective to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE TRAVELERS SERIES TRUST

By: /s/ Elizabeth M. Forget
    -------------------------
    Elizabeth M. Forget
    President

Date: March 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Elizabeth M. Forget
    -------------------------
    Elizabeth M. Forget
    President

Date: March 29, 2006

By: /s/ Peter Duffy
    -----------------------------------
    Peter Duffy
    Chief Financial Officer and Treasurer

Date: March 29, 2006